UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:   BlackRock Funds

BlackRock Money Market Portfolio

BlackRock Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2016

Date of reporting period: 09/30/2015

Item 1 – Report to Stockholders

SEPTEMBER 30, 2015

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock FundsSM

▶   BlackRock Money Market Portfolio

▶   BlackRock U.S. Treasury Money Market Portfolio

▶   BlackRock Municipal Money Market Portfolio

▶   BlackRock New Jersey Municipal Money Market Portfolio

▶   BlackRock North Carolina Municipal Money Market Portfolio

▶   BlackRock Ohio Municipal Money Market Portfolio

▶   BlackRock Pennsylvania Municipal Money Market Portfolio

▶   BlackRock Virginia Municipal Money Market Portfolio

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

2	BLACKROCK FUNDS	SEPTEMBER 30, 2015

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions were the overarching themes driving financial markets during the 12-month period ended September 30, 2015. U.S. economic growth was picking up considerably in the fourth quarter of 2014, while the broader global economy showed signs of slowing. Investors favored the stability of U.S. assets despite expectations that the Federal Reserve (the “Fed”) would eventually be inclined to raise short-term interest rates. International markets struggled even as the European Central Bank and the Bank of Japan eased monetary policy. Oil prices plummeted in late 2014 due to a global supply-and-demand imbalance, fueling a sell-off in energy-related assets and emerging markets. Investors piled into U.S. Treasury bonds as their persistently low yields had become attractive as compared to the even lower yields on international sovereign debt.

Equity markets reversed in early 2015, with international markets outperforming the United States as global risks temporarily abated and the U.S. economy hit a soft patch amid a harsh winter and a west coast port strike. High valuations took their toll on U.S. stocks, while bond yields fell to extreme lows. (Bond prices rise as yields fall.) In contrast, economic reports in Europe and Asia began to improve, and accommodative policies from central banks in those regions helped international equities rebound. Oil prices stabilized, providing some relief for emerging market stocks, although a stronger U.S. dollar posed another significant headwind for the asset class.

U.S. economic growth regained momentum in the second quarter, helping U.S. stocks resume an upward path; however, the improving data underscored the likelihood that the Fed would raise short-term rates before the end of 2015 and bond yields moved swiftly higher. The month of June brought a sharp, but temporary, sell-off across most asset classes as Greece’s long-brewing debt troubles came to an impasse. These concerns abated when the Greek parliament passed a series of austerity and reform measures in July. But the market’s calm was short-lived. Signs of weakness in China’s economy sparked extreme levels of volatility in Chinese equities despite policymakers’ attempts to stabilize the market.

Higher volatility spread through markets globally in the third quarter as further evidence of deceleration in China stoked worries about overall global growth. Weakening demand caused oil prices to slide once again, igniting another steep sell-off in emerging markets. Global volatility spiked higher as investors speculated whether the Fed would raise rates at its September meeting. News that the rate hike had been postponed brought little relief in the markets as the central bank’s decision reinforced investors’ concerns about the state of the global economy. Global equities and high yield bonds broadly declined, while higher quality assets, including U.S. Treasury bonds, municipal bonds and investment grade credit benefited from investors seeking shelter amid global uncertainty.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2015
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(6.18)%	(0.61)%
U.S. small cap equities (Russell 2000® Index)	(11.55)	1.25
International equities (MSCI Europe, Australasia, Far East Index)	(9.68)	(8.66)
Emerging market equities (MSCI Emerging Markets Index)	(17.33)	(19.28)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.02	0.02
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(0.21)	6.03
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	(0.47)	2.94
Tax-exempt municipal bonds (S&P Municipal Bond Index)	0.70	3.00
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(4.82)	(3.40)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended September 30, 2015

The Federal Open Market Committee (“FOMC”) left the federal funds rate unchanged at the target range of 0.00% to 0.25% for the six-month period ended September 30, 2015. Expectations that the FOMC would raise short-term interest rates at their last meeting of the period on September 16 -17 remained relatively high going into early September. However, global economic developments and equity market volatility caused a tempering of those expectations as the date approached. At the meeting, the FOMC held rates at 0.00% to 0.25%, highlighting that “recent global economic and financial developments may restrain economic activity somewhat and are likely to put further downward pressure on inflation in the near term.” Additionally, the FOMC’s median dot plot demonstrated a lower expectation for the trajectory of future rate moves. FOMC Chairwoman Janet Yellen’s post-meeting comments cited global economic developments, strength of the dollar and tightening of financial conditions as reasons for not moving.

While uncertainty continues to remain as to the exact timing of a rate hike, most market participants agree that the FOMC will act at some point in the near term. As such, investor demand will continue to be skewed toward shorter tenors in fixed-rate securities with select purchases in longer-term floating-rate product. Ultimately, our opinion is that economic data will drive the FOMC’s decision. Ms. Yellen has indicated this sentiment on a number of occasions. Additionally, she has stated that too much emphasis is being placed on the first rate move while investors should focus on the full trajectory of rate hikes. Ms. Yellen further noted that there is “no plan to follow any type of mechanical approach” in terms of how the FOMC will raise rates once the hikes begin.

U.S. Treasury bill supply continues to fall as the United States approaches the limits of its borrowing authority. This is a constantly evolving situation, with the latest estimate being that the Treasury would exhaust its use of “extraordinary measures” on November 5. After this date, the U.S. government will have only roughly $30 billion in available cash and no ability to borrow. We would expect the $30 billion to be depleted quickly with a “hard” debt ceiling date by mid-November.

In the eurozone, the European Central Bank (“ECB”) elected to maintain its deposit rate at a negative 0.20%. At the ECB’s most recent meeting, President Mario Draghi said that the ECB was willing and ready to act if further stimulus is necessary given the ECB’s downgrade to its inflation forecast. The ECB now expects inflation for 2016 to be 1.1%, whereas its previous forecast was 1.5%. Additionally, the ECB expects gross domestic product growth to be only 1.7% for 2016 versus the previous forecast of 1.9%. The Bank of England left its benchmark rate unchanged at 0.50% amid speculation that the first rate hike in over six years may be on the horizon.

London Interbank Offered Rates (“LIBOR”) moved higher over the period amid speculation of a possible rate hike from the FOMC later this year. The benchmark three-month LIBOR ended the period at 0.325%, which is just over five basis points (0.05%) higher than it had been six months prior.

Generally, the short-term tax-exempt market enters a period of seasonal weakness early in the spring as personal income tax payments due April 15 negatively impact fund flows. This year, redemptions were much larger than expected, forcing significant outflows from municipal money market funds. In order to satisfy the large amount of shareholder withdrawals, money funds broadly sold variable rate demand note (“VRDN”) securities back to dealers, causing dealer inventories to swell to a level not seen in three years. As supply increased, the rates on VRDN securities as measured by the benchmark Securities Industry and Financial Markets Association (“SIFMA”) Index, which represents the average seven-day rate, moved off an all-time low of 0.02% to a high of 0.11% in early May.

The month of June, however, ushered demand back into the VRDN market as money funds sought to reinvest the seasonal inflows of bond coupons as well as replace maturing longer-duration municipal notes. June also opens a window where municipalities begin to address 2016 fiscal budgets and satisfy their annual operating financing needs by issuing longer duration municipal notes. However, the continued improvement in the fiscal health of state and local municipal issuers has contributed to the reduced need for short-term borrowing, resulting in a reduction in one-year fixed-rate note issuance of more than 20% from last year’s levels. Although expectations for a federal funds rate hike before year end remains intact, a reduction in note issuance has contributed to only a moderate amount of upward pressure on one-year rates. The Municipal Market Advisors AAA General Obligation One-Year Index yield increased from 0.19% on April 1 to 0.23% on September 30. In addition, the reduced supply of fixed rate notes has contributed to an increase in demand for VRDN securities as an investment alternative, which resulted in the SIFMA Index dropping back to the historical low level of 0.02% by September 30.

Municipal money fund investors continue to be very selective within longer-duration maturities. As the FOMC’s change in monetary policy remains on the horizon and fund investors face unprecedented money market fund reform, there is widespread desire to maintain defensive positioning with higher levels of liquidity and shorter weighted average maturities. We expect one-year levels to move higher once a rate change is enacted by the FOMC. In the meantime, reduced supply continues to play a role in keeping any yield increases to a moderate amount.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Fund Information as of September 30, 2015

BlackRock Money Market Portfolio

BlackRock Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.08%	0.09%
Service	0.00%	0.00%
Investor A	0.00%	0.00%
Investor B	0.00%	0.00%
Investor C	0.04%	0.05%

Portfolio Composition	Percent of Net Assets
Commercial Paper	49%
Certificates of Deposit	26
Repurchase Agreements	8
U.S. Government Sponsored Agency Obligations	4
Time Deposits	4
Municipal Bonds	3
Closed-End Investment Companies	3
Corporate Notes	2
U.S. Treasury Obligations	1

Total	100%

BlackRock U.S. Treasury Money Market Portfolio

BlackRock U.S. Treasury Money Market Portfolio’s (the “Fund”) investment objective is to seek current income as is consistent with liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
U.S. Treasury Obligations	51%
Repurchase Agreements	50
Liabilities in Excess of Other Assets	(1)

Total	100%

BlackRock Municipal Money Market Portfolio

BlackRock Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.00%	0.00%
Service	0.00%	0.00%
Investor A	0.00%	0.00%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	71%
Fixed Rate Notes	12
Closed-End Investment Companies	10
Commercial Paper	6
Municipal Put Bonds	1

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	5

Fund Information (continued) as of September 30, 2015

BlackRock New Jersey Municipal Money Market Portfolio

BlackRock New Jersey Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, New Jersey state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Service	0.01%	0.01%
Investor A	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	46%
Fixed Rate Notes	23
Closed-End Investment Companies	5
Other Assets Less Liabilities	26

Total	100%

BlackRock North Carolina Municipal Money Market Portfolio

BlackRock North Carolina Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, North Carolina state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Service	0.01%	0.01%
Investor A	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	100%

BlackRock Ohio Municipal Money Market Portfolio

BlackRock Ohio Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Ohio state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Service	0.01%	0.01%
Investor A	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	72%
Fixed Rate Notes	28
Closed-End Investment Companies	2
Liabilities in Excess of other Assets	(2)

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

6	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Fund Information (concluded) as of September 30, 2015

BlackRock Pennsylvania Municipal Money Market Portfolio

BlackRock Pennsylvania Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Pennsylvania personal income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%
Service	0.01%	0.01%
Investor A	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	79%
Fixed Rate Notes	12
Commercial Paper	5
Closed-End Investment Companies	4

Total	100%

BlackRock Virginia Municipal Money Market Portfolio

BlackRock Virginia Municipal Money Market Portfolio’s (the “Fund”) investment objective is to seek as high a level of current income exempt from Federal income tax and, to the extent possible, Virginia state income tax, as is consistent with maintaining liquidity and stability of principal.

Yields	7-Day SEC Yield	7-Day Yield
Institutional	0.01%	0.01%

Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	85%
Fixed Rate Notes	15

Total	100%

The 7-Day SEC Yields may differ from the 7-Day Yields shown above due to the fact that the 7-Day SEC Yields exclude distributed capital gains.

Past performance is not indicative of future results.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	7

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on April 1, 2015 and held through September 30, 2015) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Example

	Actual			Hypothetical[2]
	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period[1]	Annualized Expense Ratio
BlackRock Money Market Portfolio
Institutional	$1,000.00	$1,000.10	$1.35	$1,000.00	$1,023.65	$1.37	0.27%
Service	$1,000.00	$1,000.00	$1.40	$1,000.00	$1,023.60	$1.42	0.28%
Investor A	$1,000.00	$1,000.00	$1.40	$1,000.00	$1,023.60	$1.42	0.28%
Investor B	$1,000.00	$1,000.00	$1.40	$1,000.00	$1,023.60	$1.42	0.28%
Investor C	$1,000.00	$1,000.00	$1.35	$1,000.00	$1,023.65	$1.37	0.27%

BlackRock U.S. Treasury Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.45	$1,000.00	$1,024.55	$0.46	0.09%
Service	$1,000.00	$1,000.00	$0.45	$1,000.00	$1,024.55	$0.46	0.09%
Investor A	$1,000.00	$1,000.00	$0.45	$1,000.00	$1,024.55	$0.46	0.09%

BlackRock Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.00	$0.55	$1,000.00	$1,024.45	$0.56	0.11%
Service	$1,000.00	$1,000.00	$0.55	$1,000.00	$1,024.45	$0.56	0.11%
Investor A	$1,000.00	$1,000.00	$0.55	$1,000.00	$1,024.45	$0.56	0.11%

BlackRock New Jersey Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.10	$0.60	$1,000.00	$1,024.40	$0.61	0.12%
Service	$1,000.00	$1,000.10	$0.60	$1,000.00	$1,024.40	$0.61	0.12%
Investor A	$1,000.00	$1,000.10	$0.60	$1,000.00	$1,024.40	$0.61	0.12%

BlackRock North Carolina Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.10	$0.30	$1,000.00	$1,024.70	$0.30	0.06%
Service	$1,000.00	$1,000.10	$0.25	$1,000.00	$1,024.75	$0.25	0.05%
Investor A	$1,000.00	$1,000.10	$0.30	$1,000.00	$1,024.70	$0.30	0.06%

[1]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

8	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Disclosure of Expenses (concluded)

Expense Example (concluded)
	Actual			Hypothetical[2]
	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period[1]	Beginning Account Value April 1, 2015	Ending Account Value September 30, 2015	Expenses Paid During the Period[1]	Annualized Expense Ratio
BlackRock Ohio Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.10	$0.55	$1,000.00	$1,024.45	$0.56	0.11%
Service	$1,000.00	$1,000.10	$0.55	$1,000.00	$1,024.45	$0.56	0.11%
Investor A	$1,000.00	$1,000.10	$0.60	$1,000.00	$1,024.40	$0.61	0.12%

BlackRock Pennsylvania Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.10	$0.40	$1,000.00	$1,024.60	$0.40	0.08%
Service	$1,000.00	$1,000.10	$0.40	$1,000.00	$1,024.60	$0.40	0.08%
Investor A	$1,000.00	$1,000.10	$0.40	$1,000.00	$1,024.60	$0.40	0.08%

BlackRock Virginia Municipal Money Market Portfolio
Institutional	$1,000.00	$1,000.10	$0.45	$1,000.00	$1,024.55	$0.46	0.09%

[1]

For each class, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	9

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Money Market Portfolio
(Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 6.0%
Bank of America N.A.:
0.29%, 10/05/15	$7,000	$7,000,000
0.37%, 1/04/16	7,000	7,000,000
BMO Harris Bank N.A., 0.42%, 3/04/16 (a)	7,000	7,000,000
State Street Bank & Trust Co.:
0.33%, 10/01/15 (a)	6,500	6,500,000
0.34%, 10/23/15 (a)	10,000	10,000,000
Wells Fargo Bank N.A.:
0.29%, 11/19/15 (a)	7,000	7,000,000
0.19%, 12/08/15 (a)	4,000	4,000,000
0.33%, 1/06/16 (a)	6,000	6,000,000
0.30%, 1/14/16 (a)	4,000	4,000,000
0.32%, 4/01/16 (a)	15,000	15,000,000

		73,500,000
Yankee (b) — 20.5%
Bank of Montreal, Chicago:
0.30%, 11/04/15	12,000	12,000,000
0.30%, 12/23/15	15,000	15,000,000
Bank of Nova Scotia, Houston:
0.30%, 11/06/15 (a)	15,000	15,000,000
0.31%, 11/17/15 (a)	5,000	5,000,000
0.36%, 4/08/16 (a)	5,000	5,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., New York, 0.29%, 11/04/15	10,000	10,000,000
BNP Paribas S.A., New York, 0.38%, 12/03/15 (a)	10,000	10,000,000
Canadian Imperial Bank of Commerce, New York, 0.30%, 1/26/16 (a)	8,000	8,000,000
Credit Agricole CIB, New York, 0.32%, 11/03/15	7,000	7,000,000
Credit Industriel et Commercial, New York, 0.41%, 12/31/15	15,000	15,000,000
Mizuho Bank Ltd., New York, 0.30%, 10/05/15	7,000	7,000,000
National Bank of Canada, New York, 0.36%, 12/24/15 (a)	6,000	6,000,000
Nordea Bank Finland Plc, New York, 0.32%, 12/10/15	7,000	7,000,000
Norinchukin Bank, New York:
0.26%, 10/14/15	8,500	8,500,000
0.37%, 10/20/15 (a)	5,000	5,000,000
0.36%, 11/12/15 (a)	12,000	12,000,000
0.33%, 1/06/16	12,500	12,500,000
Rabobank Nederland N.V., New York:
0.30%, 11/04/15 (a)	15,000	15,000,000
0.29%, 1/11/16 (a)	5,000	5,000,000
0.31%, 1/11/16 (a)	7,000	7,000,000
Royal Bank of Canada, New York:
0.30%, 10/14/15 (a)	5,000	5,000,000
0.29%, 11/10/15 (a)	5,000	5,000,000
Standard Chartered Bank, New York, 0.32%, 1/04/16 (a)	8,000	8,000,000

Certificates of Deposit	Par (000)	Value
Yankee (b) (continued)
Sumitomo Mitsui Banking Corp., New York:
0.35%, 11/23/15 (a)	$8,000	$8,000,000
0.33%, 12/01/15	8,000	8,000,000
Toronto Dominion Bank, New York:
0.30%, 12/28/15	5,000	5,000,061
0.30%, 2/25/16 (a)	10,000	10,000,000
Westpac Banking Corp., New York, 0.28%, 10/30/15 (a)	15,000	15,000,000

		251,000,061
Total Certificates of Deposit — 26.5%		324,500,061

Commercial Paper
Australia and New Zealand Banking, 0.30%, 10/27/15 (a)	15,000	14,999,835
Bank of Tokyo-Mitsubishi UFJ Ltd., 0.15%, 10/01/15 (c)	30,000	30,000,000
Bedford Row Funding Corp.:
0.28%, 11/09/15 (c)	15,000	14,995,450
0.34%, 11/20/15 (a)	10,000	10,000,000
0.38%, 3/24/16 (a)	12,000	12,000,000
0.40%, 4/20/16 (a)	6,000	6,000,000
BNP Paribas Fortis S.A., 0.05%, 10/01/15 (c)	40,000	40,000,000
Caisse Central De Desjardins Du Quebec, 0.18%, 11/12/15 (c)	10,000	9,997,900
Caisse Des Depots Et Consignat, 0.35%, 1/26/16 (c)	8,000	7,990,900
Chariot Funding LLC:
0.31%, 10/20/15 (c)	10,500	10,498,282
0.30%, 11/04/15 (c)	10,750	10,746,954
0.34%, 11/30/15 (c)	8,000	7,995,467
0.50%, 2/25/16 (c)	10,000	9,979,583
Ciesco LLC, 0.35%, 12/02/15 (c)	4,750	4,747,137
Collateralized Commercial Paper Co. LLC:
0.35%, 10/28/15 (c)	9,750	9,747,441
0.50%, 3/21/16 (c)	15,000	14,964,167
Collateralized Commercial Paper II Co. LLC:
0.26%, 10/01/15 (c)	7,500	7,500,000
0.52%, 2/22/16 (c)	8,000	7,983,360
Commonwealth Bank of Australia:
0.31%, 10/21/15 (a)(d)	10,000	10,000,000
0.30%, 3/31/16 (a)	10,000	9,999,532
0.41%, 6/24/16 (a)	10,000	10,000,000
CRC Funding LLC, 0.50%, 2/08/16 (c)	12,000	11,978,333
Credit Suisse, New York, 0.42%, 1/04/16 (c)	10,000	9,988,917
Erste Abwicklungsanstalt:
0.30%, 10/29/15 (c)(d)	13,000	12,996,967
0.36%, 2/09/16 (a)	15,000	15,000,000

Portfolio Abbreviations

AGM	Assured Guaranty Municipal	GO	General Obligation Bonds	MB	Municipal Bonds	SBPA	Stand-by Bond Purchase
	Corp.	HFA	Housing Finance Agency	MRB	Mortgage Revenue Bonds		Agreement
AMBAC	American Municipal Bond	IDA	Industrial Development Authority	PCRB	Pollution Control Revenue Bonds	TAN	Tax Anticipation Notes
	Assurance Corp.	IDRB	Industrial Development Revenue	PUTTERS	Puttable Tax-Exempt Receipts	TECP	Tax Exempt Commercial Paper
AMT	Alternative Minimum Tax		Bonds	RB	Revenue Bonds	TRAN	Tax Revenue Anticipation Notes
	(subject to)	LOC	Letter of Credit	ROC	Reset Option Certificates	VRDN	Variable Rate Demand Notes
BAN	Bond Anticipation Notes					VRDP	Variable Rate Demand Preferred
COP	Certificates of Participation

See Notes to Financial Statements.

10	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Money Market Portfolio

Commercial Paper	Par (000)	Value
Fairway Finance Co. LLC:
0.31%, 11/02/15 (c)	$5,000	$4,998,622
0.29%, 11/18/15 (c)	7,000	6,997,293
HSBC Bank PLC:
0.30%, 10/16/15 (a)	8,500	8,500,000
0.29%, 10/23/15 (a)(d)	10,000	10,000,000
0.32%, 11/19/15 (a)	10,000	10,000,000
0.33%, 2/05/16 (a)	10,000	10,000,000
Jupiter Securitization Company LLC:
0.43%, 1/13/16 (c)	9,600	9,588,075
0.50%, 2/16/16 (c)	15,000	14,971,250
Manhattan Asset Funding Co. LLC, 0.27%, 10/05/15 (c)	3,353	3,352,899
Mizuho Corporate Bank, 0.32%, 11/25/15 (c)	7,000	6,996,578
National Australia Bank Ltd.:
0.29%, 11/05/15 (a)	11,000	11,000,000
0.36%, 2/26/16 (a)	10,000	10,000,000
Nederlandse Waterschapsbank N.V.:
0.28%, 10/01/15 (a)	13,500	13,500,000
0.32%, 12/01/15 (c)	3,000	2,998,373
Nieuw Amsterdam Receivables Corp., 0.20%, 10/09/15 (c)	9,000	8,999,600
Nordea Bank AB:
0.30%, 10/09/15 (c)	10,000	9,999,333
0.26%, 11/04/15 (c)	10,000	9,997,592
Old Line Funding LLC:
0.30%, 10/07/15 (c)	5,000	4,999,750
0.37%, 1/06/16 (a)	10,000	10,000,000
Skandinaviska Enskilda Banken AB, 0.29%, 12/16/15 (c)	15,000	14,990,817
Societe Generale S.A., 0.01%, 10/01/15 (c)	24,000	24,000,000
State Street Corp., 0.42%, 12/14/15 (c)	5,000	4,995,683
Thunder Bay Funding LLC:
0.27%, 11/20/15 (c)	10,000	9,996,250
0.47%, 1/19/16 (c)(d)	9,063	9,049,985
Victory Receivables Corp.:
0.19%, 10/22/15 (c)(d)	20,450	20,447,733
0.23%, 12/03/15 (c)	15,000	14,993,963
0.30%, 12/16/15 (c)	10,000	9,993,667
Westpac Banking Corp., 0.41%, 6/23/16 (a)	15,000	15,000,000
Total Commercial Paper — 48.9%		600,477,688

Corporate Notes
Sumitomo Mitsui Banking Corp., 0.90%, 1/18/16	14,640	14,646,020
Svenska Handelsbanken AB, 0.38%, 11/13/15 (a)(d)	10,900	10,900,000
Total Corporate Notes — 2.1%		25,546,020

Municipal Bonds (e)
New Jersey RBC Municipal Products Inc Trust GO Receipts Floaters Series 2015E-60 VRDN (Royal Bank of Canada LOC), 0.19%, 10/07/15 (d)(f)	11,940	11,940,000
San Francisco City & County COP Municipal Trust Receipts Floaters Series 2010-B001 VRDN (Morgan Stanley Bank SBPA), 0.24%, 10/07/15 (d)(f)	6,000	6,000,000
South Central Texas IDRB (Rohr Industries Project) Series 1990 VRDN (Bank One N.A. LOC), 0.10%, 10/07/15	14,800	14,800,000
Total Municipal Bonds — 2.7%		32,740,000

Time Deposits	Par (000)	Value
Credit Agricole Corporate & Invest, 0.07%, 10/01/15	$25,000	$25,000,000
ING Bank N.V. (Amsterdam Branch), 0.15%, 10/01/15	5,200	5,200,000
Natixis S.A., 0.06%, 10/01/15	14,000	14,000,000
Total Time Deposits — 3.6%		44,200,000

Closed-End Investment Companies (d)(e)
California — 1.9%
Nuveen California Dividend Advantage Municipal Fund Series 2014-4 VRDP (Royal Bank of Canada Liquidity Facility), 0.10%, 10/07/15	10,000	10,000,000
Nuveen California Dividend Advantage Municipal Fund Series 2014-5 VRDP (Citibank N.A. Liquidity Facility), 0.09%, 10/07/15	3,000	3,000,000
Nuveen California Dividend Advantage Municipal Fund Series 2014-6 VRDP (Citibank N.A. Liquidity Facility), 0.09%, 10/07/15	10,000	10,000,000
New York — 0.6%
Nuveen New York AMT-Free Municipal Income Fund Series 2013-2 VRDP (Citibank N.A. Liquidity Facility), 0.08%, 10/07/15	7,600	7,600,000
Total Closed-End Investment Companies — 2.5%		30,600,000

U.S. Government Sponsored Agency Obligations
Federal Home Loan Bank Discount Notes: (c)
0.06%, 11/25/15	30,000	29,997,250
0.07%, 11/25/15	24,000	23,997,617
Total U.S. Government Sponsored Agency Obligations — 4.4%		53,994,867

U.S. Treasury Obligations — 1.3%
U.S. Treasury Notes, 0.07%, 10/31/16 (a)	16,195	16,195,012

Repurchase Agreements
Credit Suisse Securities (USA) LLC, 0.64%, 11/04/15 (e) (Purchased on 2/09/15 to be repurchased at $4,019,058, collateralized by corporate/debt obligation, 0.00% due at 9/25/44, aggregate original par and fair value of $5,075,000 and $4,801,085, respectively)	4,000	4,000,000
Credit Suisse Securities (USA) LLC, 0.40%, 10/01/15 (a) (Purchased on 8/31/15 to be repurchased at $15,379,113, collateralized by corporate/debt obligation, 0.00% due at 9/25/44, aggregate original par and fair value of $19,360,000 and $18,315,077, respectively)	15,261	15,261,000
Total Value of Credit Suisse Securities (USA) LLC (collateral value of $23,116,162)		19,261,000

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	11

Schedule of Investments (concluded)	BlackRock Money Market Portfolio

Repurchase Agreements	Par (000)	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $8,566,029, collateralized by U.S. Treasury Inflation Indexed Bond, 0.38% due at 7/15/25, aggregate original par and fair value of $8,915,200 and $8,737,327, respectively)	$8,566	$8,566,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $8,737,327)		8,566,000
Mizuho Securities USA, Inc., 1.21%, 11/02/15 (e) (Purchased on 8/17/15 to be repurchased at $15,038,821, collateralized by U.S. Treasury Bill, 0.00% due at 2/11/16, aggregate original par and fair value of $15,302,300 and $15,300,005, respectively)	15,000	15,000,000
Mizuho Securities USA, Inc., 0.18%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $43,268,216, collateralized by various U.S. government sponsored agency obligations, 5.43% to 6.01% due from 5/25/45 to 6/25/45, aggregate original par and fair value of $226,461,245 and $46,296,760, respectively)	43,268	43,268,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $61,596,765)		58,268,000

Repurchase Agreements	Par (000)	Value
Wells Fargo Securities, LLC, 0.52%, 10/08/15 (Purchased on 7/09/15 to be repurchased at $8,010,516, collateralized by corporate/debt obligation, 0.00% due at 10/19/15, aggregate original par and fair value of $8,401,204 and $8,400,000, respectively)	$8,000	$8,000,000
Wells Fargo Securities, LLC, 0.47%, 11/03/15 (Purchased on 8/04/15 to be repurchased at $4,004,752, collateralized by corporate/debt obligation, 0.00% due at 10/19/15, aggregate original par and fair value of $4,200,602 and $4,200,000, respectively)	4,000	4,000,000
Total Value of Wells Fargo Securities, LLC (collateral value of $12,600,000)		12,000,000
Total Repurchase Agreements — 8.0%		98,095,000
Total Investments (Cost — $1,226,348,648*) — 100.0%		1,226,348,648
Other Assets Less Liabilities — 0.0%		446,044

Net Assets — 100.0%		$1,226,794,692

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a U.S. branch of a foreign domiciled bank.

(c)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(f)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,226,348,648	—	$1,226,348,648

[1]	See above Schedule of Investments for values in each security type.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $172,655 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended September 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

12	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock U.S. Treasury Money Market Portfolio
(Percentages shown are based on Net Assets)

U.S. Treasury Obligations	Par (000)	Value
U.S. Treasury Bills: (a)
0.12% - 0.14%, 10/01/15	$17,520	$17,520,000
0.02%, 10/15/15	2,000	1,999,984
0.03%, 10/22/15	4,000	3,999,942
0.11%, 12/31/15	1,175	1,174,688
0.08%, 1/07/16	5,000	4,998,911
0.10%, 1/14/16	6,000	5,998,241
0.14%, 1/28/16	5,000	4,997,645
0.08% - 0.25%, 2/11/16	17,300	17,290,222
0.22%, 2/18/16	2,810	2,807,596
0.20%, 2/25/16	10,990	10,981,061
0.11%, 3/31/16	2,000	1,998,938
U.S. Treasury Notes:
0.25%, 10/15/15	22,000	22,001,502
0.25% - 1.25%, 10/31/15	31,094	31,110,350
0.38%, 11/15/15	6,526	6,528,267
0.38%, 1/15/16	14,435	14,443,499
0.25% - 2.63%, 2/29/16	5,420	5,464,454
2.38%, 3/31/16	3,955	3,997,261
0.08%, 4/30/16 (b)	5,780	5,780,004
0.09%, 7/31/16 (b)	6,959	6,960,315
0.07%, 10/31/16 (b)	10,456	10,454,019
0.10%, 1/31/17 (b)	4,174	4,174,089
0.09%, 4/30/17 (b)	11,809	11,808,262
0.09%, 7/31/17 (b)	4,095	4,093,040
Total U.S. Treasury Obligations — 50.5%		200,582,290

Repurchase Agreements
BNP Paribas Securities Corp., 0.05%, 10/02/15 (Purchased on 9/25/15 to be repurchased at $8,300,081, collateralized by various U.S. Treasury obligations, 0.00% to 3.63% due from 11/12/15 to 5/15/42, aggregate original par and fair value of $7,841,465 and $8,466,000, respectively)	8,300	8,300,000
BNP Paribas Securities Corp., 0.07%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $28,000,054, collateralized by various U.S. Treasury obligations, 0.00% to 2.13% due from 11/12/15 to 8/15/29, aggregate original par and fair value of $25,752,152 and $28,560,000, respectively)	28,000	28,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $37,026,000)		36,300,000
Citigroup Global Markets, Inc., 0.06%, 10/06/15 (Purchased on 9/29/15 to be repurchased at $6,000,070, collateralized by various U.S. Treasury obligations, 0.00% to 2.00% due from 10/15/15 to 5/15/22, aggregate original par and fair value of $5,084,100 and $6,120,004, respectively)	6,000	6,000,000
Total Value of Citigroup Global Markets, Inc. (collateral value of $6,120,004)		6,000,000

Repurchase Agreements	Par (000)	Value
HSBC Securities (USA), Inc., 0.10%, 10/01/15 (b) (Purchased on 1/27/14 to be repurchased at $20,000,056, collateralized by U.S. Treasury Strips, 0.00% due at 5/15/22, aggregate original par and fair value of $23,000,000 and $20,401,690, respectively)	$20,000	$20,000,000
Total Value of HSBC Securities (USA), Inc. (collateral value of $20,401,690)		20,000,000
JPMorgan Securities LLC, 0.12%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $28,000,093, collateralized by U.S. Treasury Inflation Indexed Notes, 2.00% due at 1/15/16, aggregate original par and fair value of $23,725,000 and $28,560,643, respectively)	28,000	28,000,000
Total Value of JPMorgan Securities LLC (collateral value of $28,560,643)		28,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.12%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $23,992,080, collateralized by U.S. Treasury Inflation Indexed Notes, 0.38% due at 7/15/25, aggregate original par and fair value of $24,970,100 and $24,471,906, respectively)	23,992	23,992,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $24,471,906)		23,992,000
Morgan Stanley & Co. LLC, 0.08%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $28,000,062, collateralized by various U.S. Treasury obligations, 0.00% to 3.13% due from 10/15/15 to 11/15/26, aggregate original par and fair value of $26,057,538 and $28,560,000, respectively)	28,000	28,000,000
Total Value of Morgan Stanley & Co. LLC (collateral value of $28,560,000)		28,000,000
RBC Capital Markets LLC, 0.06%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $28,000,047, collateralized by various U.S. Treasury obligations, 1.00% to 1.75% due from 8/15/18 to 5/15/22, aggregate original par and fair value of $28,440,300 and $28,560,044, respectively)	28,000	28,000,000
Total Value of RBC Capital Markets LLC (collateral value of $28,560,044)		28,000,000

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	13

Schedule of Investments (concluded)	BlackRock U.S. Treasury Money Market Portfolio

Repurchase Agreements	Par (000)	Value
TD Securities (USA) Inc., 0.11%, 10/01/15 (Purchased on 9/30/15 to be repurchased at $28,000,086, collateralized by U.S. Treasury Bill, 0.00% due at 9/15/16, aggregate original par and fair value of $28,649,700 and $28,560,055, respectively)	$28,000	$28,000,000
Total Value of TD Securities (USA) Inc. (collateral value of $28,560,055)		28,000,000
Total Repurchase Agreements — 50.0%		198,292,000

Value
Total Investments (Cost — $398,874,290*) — 100.5%	$398,874,290
Liabilities in Excess of Other Assets — (0.5)%	(1,908,834)

Net Assets — 100.0%	$396,965,456

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates shown are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate shown is as of report date.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$398,874,290	—	$398,874,290

[1]	See above Schedule of Investments for values in each security type.

During the six months ended September 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

14	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.4%
Mobile Industrial Development Board RB (Alabama Power Co. Barry Plant Project) Series 2007 VRDN, 0.07%, 10/07/15 (a)	$410	$410,000
Arizona — 1.9%
Salt River Pima-Maricopa Indian Community RB Series 2005 VRDN (Bank of America N.A. LOC), 0.02%, 10/07/15 (a)	100	100,000
Salt River Pima-Maricopa Indian Community RB Series 2006 VRDN (Bank of America N.A. LOC), 0.02%, 10/07/15 (a)	1,800	1,800,000

		1,900,000
California — 6.3%
California Health Facilities Financing Authority Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0152 VRDN (Bank of America N.A. Liquidity Facility), 0.05%, 10/07/15 (a)(b)(c)	830	830,000
California Pollution Control Financing Authority PCRB (Pacific Gas & Electric Co. Project) Series 1996F VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 10/01/15 (a)	2,000	2,000,000
East Bay Municipal Utility District Water System RB Series 2008A-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 10/07/15 (a)	1,500	1,500,000
Fontana Unified School District GO PUTTERS Series 2008-2015-XF0111 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.10%, 10/07/15 (a)(b)(c)	505	505,000
Los Angeles Department of Water & Power RB Series 2001B-8 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 10/07/15 (a)	1,300	1,300,000

		6,135,000
Connecticut — 3.1%
Connecticut Health & Educational Facilities RB (Yale University Project) Series 2001V-1 VRDN, 0.01%, 10/01/15 (a)	3,000	3,000,000
District of Columbia — 0.8%
District of Columbia HFA RB (College Edgewood Terrace I Project) Series 2014 Mandatory Put Bonds, 0.28%, 12/01/15 (d)	200	200,000
District of Columbia Water & Sewer Authority Public Utility RB (Financial Guarantee Insurance Company Project) Eagle Trust Receipts Series 2007A VRDN (Citibank N.A. SBPA), 0.04%, 10/07/15 (a)(b)(c)	600	600,000

		800,000
Florida — 1.7%
Jacksonville RB Series 2008A VRDN (JPMorgan Chase Bank N.A. SBPA), 0.03%, 10/07/15 (a)	1,700	1,700,000
Georgia — 0.9%
Gainesville Water & Sewerage RB Series 2014 MB, 5.00%, 11/15/15	500	502,869
Meriwether County IDRB (Crown Technology LLC Project) Series 2010 AMT VRDN (Federal Home Loan Bank LOC), 0.12%, 10/07/15 (a)	410	410,000

		912,869

Municipal Bonds	Par (000)	Value
Illinois — 7.1%
Illinois Finance Authority RB (Northwestern Memorial Hospital Project) Series 2007A-2 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 10/07/15 (a)(b)	$3,000	$3,000,000
Illinois Finance Authority RB (Riverside Health Systems Project) Series 1996B VRDN (JPMorgan Chase Bank N.A. LOC), 0.02%, 10/07/15 (a)	910	910,000
Illinois Finance Authority ROC RB Series 2014RR-14078 VRDN (Citibank N.A. SBPA), 0.03%, 10/07/15 (a)(b)(c)	3,000	3,000,000

		6,910,000
Indiana — 3.0%
Indiana Finance Authority RB (Lease Appropriation Project) Series 2008 VRDN (BMO Harris Bank N.A. SBPA), 0.02%, 10/07/15 (a)	2,800	2,800,000
Indianapolis Local Public Improvement Bond Bank RB Series 2009 ROC-RR-II-R-11779 VRDN (Citibank N.A. Liquidity Facility), 0.22%, 10/07/15 (a)(b)(c)	170	170,000

		2,970,000
Iowa — 4.6%
Iowa Finance Authority RB (CJ Bio America Inc. Project) Series 2012 VRDN (Korea Development Bank LOC), 0.13%, 10/07/15 (a)	4,200	4,200,000
Iowa Higher Education Loan Authority RB (Privilege College Des Moines Project) Series 2004 VRDN (BMO Harris Bank N.A. LOC), 0.01%, 10/01/15 (a)	300	300,000

		4,500,000
Louisiana — 0.5%
Louisiana Public Facilities Authority RB (Air Products & Chemicals Project) Series 2010 VRDN, 0.01%, 10/07/15 (a)	500	500,000
Maryland — 0.8%
Maryland Economic Development Corp. RB (Bindagraphics, Inc. Project) Series 2001 VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 10/07/15 (a)	750	750,000
Massachusetts — 2.5%
Massachusetts Clipper Tax-Exempt Certificates Trust RB Series 2007-2009-47 AMT VRDN (State Street Bank & Trust Co. Liquidity Facility), 0.05%, 10/07/15 (a)(b)(c)	1,920	1,920,000
Massachusetts HFA RB (Quincy Point Project) Series 2014 Mandatory Put Bonds, 0.33%, 1/15/16 (d)	500	500,000

		2,420,000
Michigan — 1.9%
Michigan Strategic Fund RB (Hindu Temple Project) Series 2009 VRDN (Comerica Bank LOC), 0.03%, 10/01/15 (a)	1,310	1,310,000
Michigan Strategic Fund RB (Mans LLC Project) Series 2012 VRDN (Comerica Bank LOC), 0.12%, 10/07/15 (a)	500	500,000

		1,810,000

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	15

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio

Municipal Bonds	Par (000)	Value
Minnesota — 0.1%
Minneapolis Health Care System Revenue Authority RB (Fairview Health Services Project) RBC Municipal Products, Inc. Trust Series 2010C-E-19 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 10/07/15 (a)(b)(c)	$100	$100,000
Mississippi — 2.2%
Mississippi Business Finance Corp. RB (Chevron USA, Inc. Project) Series 2007C VRDN, 0.01%, 10/01/15 (a)	2,105	2,105,000
New Hampshire — 0.5%
Cheshire County GO Series 2015 TAN, 1.00%, 12/30/15	470	470,876
New Jersey — 3.4%
Berkeley Heights Township GO Series 2014 BAN, 1.00%, 10/08/15	140	140,013
Burlington Township GO Series 2014 BAN, 1.00%, 10/09/15	100	100,011
Dumont GO Series 2015 MB, 1.50%, 6/23/16	330	332,288
Hasbrouck Heights GO Series 2015 MB, 1.00%, 3/24/16	130	130,359
Hawthorne Borough GO Series 2014 BAN, 1.00%, 10/30/15	140	140,069
Hillsborough Township Series 2014 BAN, 1.00%, 12/11/15	100	100,108
Mendham Township GO Series 2015 BAN, 1.25%, 5/20/16	1,600	1,608,073
Montville Township GO Series 2015 BAN, 1.50%, 10/07/16 (e)	100	100,892
Mount Laurel Township GO Series 2015C BAN, 1.25%, 3/10/16	400	401,510
Oradell Borough GO Series 2015 BAN, 1.00%, 4/08/16	100	100,289
Upper Saddle River GO Series 2015 BAN, 1.00%, 2/19/16	160	160,375

		3,313,987
New York — 14.1%
Chittenango Central School District GO Series 2014 BAN (State Aid Withholding Insurance), 1.00%, 11/06/15	160	160,105
East Williston Union Free School District GO Series 2015 TAN (State Aid Withholding Insurance), 1.50%, 6/28/16	500	503,618
Lockport Town GO Series 2014 BAN, 1.00%, 12/15/15	125	125,153
Manhasset Union Free School District GO Series 2015 TAN (State Aid Withholding Insurance), 1.50%, 6/21/16	500	503,486
Metropolitan Transportation Authority RB Series 2008A-1 VRDN (Royal Bank of Canada LOC), 0.01%, 10/01/15 (a)	300	300,000
New York City GO Series 2012G-7 VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.01%, 10/01/15 (a)	3,100	3,100,000
New York City Municipal Water Finance Authority RB (2nd General Fiscal Resolution Project) Series 2013AA-6 VRDN (Mizuho Corporate Bank Ltd. SBPA), 0.01%, 10/01/15 (a)	3,000	3,000,000
New York City Transitional Finance Authority RB (New York City Recovery Project) Series 2002-3F VRDN (Royal Bank of Canada SBPA), 0.01%, 10/01/15 (a)	2,000	2,000,000
New York HFA RB Series 2014A VRDN (Bank of New York Mellon LOC), 0.01%, 10/07/15 (a)	2,700	2,700,000

Municipal Bonds	Par (000)	Value
New York (continued)
Ossining Village GO Series 2015 MB, 1.50%, 9/30/16	$140	$141,245
Roslyn Union Free School District GO Series 2015 BAN (State Aid Withholding Insurance), 2.00%, 9/23/16	500	506,709
Sayville Union Free School District GO Series 2015 BAN (State Aid Withholding Insurance), 1.50%, 9/29/16 (e)	500	504,197
Sleepy Hollow Series 2014A BAN, 1.00%, 11/24/15	150	150,130

		13,694,643
North Carolina — 2.1%
North Carolina Capital Facilities Finance Agency RB Eagle Trust Receipts Series 2014-0052A VRDN (Citibank N.A. Liquidity Facility), 0.03%, 10/07/15 (a)(b)(c)	180	180,000
North Carolina Medical Care Commission Health Care Facilities RB (Wake Medical Center Project) series 2012 MB, 4.00%, 10/01/15	730	730,000
Raleigh Durham Airport Authority RB Series 2008C VRDN (Royal Bank of Canada LOC), 0.01%, 10/07/15 (a)	1,000	1,000,000
University of North Carolina System RB Series 2010 MB, 4.00%, 10/01/15	100	100,000

		2,010,000
Ohio — 9.0%
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2008B VRDN, 0.01%, 10/07/15 (a)	3,845	3,845,000
Licking County GO (Bridge Improvements Project) Series 2015 BAN, 2.00%, 5/31/16	400	404,243
Miamisburg GO Series 2015 BAN, 1.00%, 3/09/16	500	501,523
Ohio Building Authority RB (Arts Facilities Building Funds-A Project) Series 2003 MB, 4.00%, 10/01/15	100	100,000
Ohio GO (Common Schools Project) Series 2005B VRDN, 0.01%, 10/07/15 (a)	400	400,000
Ohio Higher Educational Facility Commission RB (Case Western Reserve University Project) Series 2013 MB, 3.00%, 12/01/15	250	251,123
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health System Obligation Project) Series 2013B-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 10/01/15 (a)	1,400	1,400,000
Ohio Higher Educational Facility RB (Case Western Reserve University Project) Series 1994 MB, 6.12%, 10/01/15	300	300,000
Ohio RB (Garvee Project) Series 2010-3 MB, 4.00%, 12/15/15	355	357,650
Ohio University RB Series 2008 VRDN, 0.01%, 10/07/15 (a)	1,200	1,200,000

		8,759,539
Pennsylvania — 2.9%
Commonwealth of Pennsylvania GO Series 2013 MB, 5.00%, 10/15/15	100	100,175
Lancaster Industrial Development Authority RD Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.32%, 10/07/15 (a)	720	720,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 10/07/15 (a)	650	650,000

See Notes to Financial Statements.

16	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Municipal Money Market Portfolio

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania HFA RB Series 2004-81C AMT VRDN (Royal Bank of Canada SBPA), 0.03%, 10/07/15 (a)	$305	$305,000
State Public School Building Authority RB Municipal Trust Receipts Floaters Series 2006-1479 VRDN (AGM Insurance, Credit Suisse A.G. SBPA), 0.19%, 10/07/15 (a)(b)(c)	300	300,000
York County IDRB (York Sheet Metal, Inc. Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.27%, 10/07/15 (a)	705	705,000

		2,780,175
Tennessee — 0.1%
Montgomery County Public Building Authority Pooled Financing RB (Tennessee County Loan Pool Project) Series 1995 VRDN (Bank of America N.A. LOC), 0.06%, 10/07/15 (a)	110	110,000
Texas — 8.0%
Austin Electric Utility Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2015-XF0220 VRDN (JPMorgan Chase Bank Liquidity Facility), 0.14%, 10/07/15 (a)(b)(c)	800	800,000
Dallas Fort Worth International Airport RB Series 2013D MB, 5.00%, 11/01/15	200	200,773
Dallas Fort Worth International Airport RB Series 2013F MB, 3.00%, 11/01/15	100	100,226
Fort Worth Water & Sewer System RB Series 2014 MB, 3.00%, 2/15/16	100	101,004
Garland Independent School District GO Series 2015B MB, 2.00%, 2/15/16	1,500	1,510,348
Gulf Coast IDRB (Exxon Mobil Project) Series 2012 VRDN, 0.01%, 10/01/15 (a)	1,400	1,400,000
Nashville & Davidson County Water & Sewer RB TECP, 0.12%, 10/08/15	2,000	2,000,000
North Texas Tollway Authority RB (First Tier Project) Series 2008E-3 MB, 5.75%, 1/01/16	150	152,044
Port of Corpus Christi Authority of Nueces County RB (Flint Hills Resources Project) Series 2005 VRDN (Flint Hills Resources LLC Guaranty), 0.21%, 10/07/15 (a)	1,500	1,500,000
Tarrant County Cultural Education Facilities Finance Corp. RB (Christus Health Project) Series 2008C-4 VRDN (Bank of Montreal LOC), 0.02%, 10/07/15 (a)	10	10,000

		7,774,395
Utah — 5.1%
Emery County PCRB Series 1994A VRDN (Canadian Imperial Bank LOC), 0.02%, 10/07/15 (a)	1,600	1,600,000

Municipal Bonds	Par (000)	Value
Utah (continued)
Murray City Hospital RB (IHC Health Services, Inc. Project) Series 2005D VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 10/01/15 (a)	$300	$300,000
Utah GO Municipal Trust Receipts Floaters Series 2009-2987 VRDN (Morgan Stanley Bank SBPA), 0.03%, 10/07/15 (a)(b)(c)	3,050	3,050,000

		4,950,000
Virginia — 3.0%
Fairfax County GO (Public Improvement Project) Series 2005A MB (State Aid Withholding Insurance), 5.00%, 10/01/15	345	345,000
Fairfax County IDRB (Inova Health Systems Project) Series 2012 VRDN 7 Month Window, 0.20%, 4/27/16 (a)	800	800,000
Loudoun County IDA (Howard Hughes Medical Institute Project) Series 2003F VRDN, 0.01%, 10/07/15 (a)	1,800	1,800,000

		2,945,000
Washington — 0.1%
Washington GO Series 1993R-93B MB, 5.70%, 10/01/15	105	105,000
Wisconsin — 4.1%
Wisconsin Petroleum Inspection RB TECP, 0.08%, 10/27/15	4,000	4,000,000
Total Municipal Bonds — 90.2%		87,836,484

Closed-End Investment Companies (a)(b)
Multi-State — 5.1%
Nuveen Municipal Advantage Fund, Inc. Series 2010 VRDP (JPMorgan Chase Bank N.A. Liquidity Facility), 0.10%, 10/07/15	4,900	4,900,000
New Jersey — 4.1%
Nuveen New Jersey Dividend Advantage Municipal Fund, Inc. Series 2014-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.10%, 10/07/15	4,000	4,000,000
Ohio — 0.6%
Nuveen Ohio Quality Income Municipal Fund Series 2013 1-1480 VRDP (Royal Bank of Canada Liquidity Facility), 0.11%, 10/07/15	600	600,000
Total Closed-End Investment Companies — 9.8%		9,500,000
Total Investments (Cost — $97,336,484*) — 100.0%		97,336,484
Other Assets Less Liabilities — 0.0%		14,177

Net Assets — 100.0%		$97,350,661

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Variable rate security. Rate shown is as of report date.

(e)	When-issued security.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	17

Schedule of Investments (concluded)	BlackRock Municipal Money Market Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$97,336,484	—	$97,336,484
[1] See above Schedule of Investments for values in each state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $188,333 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended September 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

18	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock New Jersey Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 68.9%
Bloomfield Township GO Series 2015 BAN, 1.50%, 1/15/16	$370	$371,154
Branchburg Township GO Series 2014 BAN, 1.25%, 10/08/15	800	800,137
Burlington County Bridge Commission Go (Public Improvements Project) Series 2015 BAN, 1.25%, 2/01/16	100	100,317
Cape May County Municipal Utilities RB Series 2002A MB (AGM Insurance), 5.75%, 1/01/16	110	111,496
Delaware River Port Authority RB Series 2010A VRDN (Royal Bank of Canada LOC), 0.01%, 10/07/15 (a)	1,000	1,000,000
East Hanover Township GO Series 2014 BAN, 1.00%, 11/24/15	600	600,619
Edison Township GO Series 2015 BAN, 1.00%, 2/12/16	400	400,876
Fort Lee GO Series 2014 MB, 1.25%, 11/25/15	380	380,485
Garden State Preservation Trust RB Series 2005A MB (AGM Insurance), 5.80%, 11/01/15	400	402,282
Hawthorne Borough GO Series 2014 BAN, 1.00%, 10/30/15	100	100,049
Little Falls Township GO Series 2015B BAN, 1.00%, 1/06/16	100	100,144
Middle Township GO Series 2014 BAN, 1.00%, 11/12/15	600	600,336
Monmouth County Improvement Authority RB Series 2012 MB, 4.00%, 12/01/15	200	201,236
Montville Township GO Series 2014 BAN, 1.00%, 10/09/15	200	200,025
Morris County GO Series 2012 MB, 3.00%, 2/01/16	500	504,843
Mount Olive Township GO Series 2015 MB, 2.00%, 5/15/16	90	90,865
New Jersey Economic Development Authority RB (Lawrenceville School Project) Series 1996B VRDN (JPMorgan Chase Bank SBPA), 0.01%, 10/01/15 (a)	800	800,000
New Jersey Economic Development Authority RB (Nandan Co. Project) Series 2000 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 10/07/15 (a)	995	995,000
New Jersey Economic Development Authority RB (Paddock Realty LLC Project) Series 2006 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 10/07/15 (a)	900	900,000
New Jersey Economic Development Authority RB (Pennington Montessori School Project) Series 1999 VRDN (Wells Fargo Bank N.A. LOC), 0.17%, 10/07/15 (a)	650	650,000
New Jersey Educational Facilities Authority RB Series 2006 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 10/07/15 (a)	300	300,000
New Jersey Educational Facilities Authority RB Series 2007 VRDN (Wachovia Bank N.A. SBPA), 0.01%, 10/07/15 (a)	100	100,000

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Educational Facilities Authority Tender Option Bond Trust Receipts/Certificates Floaters RB Series 2014-XF0149 VRDN (Bank of America N.A. Liquidity Facility), 0.02%, 10/07/15 (a)(b)(c)	$665	$665,000
New Jersey Environmental Infrastructure Trust RB Municipal Trust Receipts Floaters Series 2012A-R-4729 VRDN (Bank of America N.A. SBPA), 0.02%, 10/07/15 (a)(b)(c)	515	515,000
New Jersey Health Care Facilities Financing Authority RB (Hospital Capital Asset Financing Project) Series 1985A VRDN (JPMorgan Chase Bank N.A. LOC), 0.02%, 10/07/15 (a)	1,200	1,200,000
New Jersey Health Care Facilities Financing Authority RB (Robert Wood Johnson University Project) Series 2004 VRDN (Wells Fargo Bank N.A. LOC), 0.01%, 10/07/15 (a)	800	800,000
New Jersey Health Care Facilities Financing Authority RB (RWJ Health Care Corp. Project) Series 2002 VRDN (TD Bank N.A. LOC), 0.01%, 10/07/15 (a)	4,235	4,235,000
New Jersey Higher Education Assistance Authority Student Loan RB RBC Municipal Products, Inc. Trust Floaters Series 2008L-36 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.04%, 10/07/15 (a)(c)	700	700,000
Ocean County GO Series 2008B MB, 4.00%, 12/01/15	100	100,633
Oradell Borough GO Series 2015 BAN, 1.00%, 4/08/16	207	207,599
Pompton Lakes Borough GO Series 2015 BAN, 1.00%, 12/18/15	320	320,449
Somerville GO Series 2015 BAN, 1.00%, 10/15/15	700	700,192
Total Municipal Bonds — 68.9%		19,153,737

Closed-End Investment Companies (a)(b)
New Jersey — 5.4%
Nuveen New Jersey Dividend Advantage Municipal Fund, Inc. Series 2014-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.10%, 10/07/15	1,500	1,500,000
Total Investments (Cost — $20,653,737*) — 74.3%		20,653,737
Other Assets Less Liabilities — 25.7%		7,162,511

Net Assets — 100.0%		$27,816,248

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	19

Schedule of Investments (concluded)	BlackRock New Jersey Municipal Money Market Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$20,653,737	—	$20,653,737
[1] See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $7,131,018 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended September 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

20	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Carolina — 99.6%
Cary GO (Public Improvements Project) Series 2006 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.03%, 10/07/15 (a)	$2,625	$2,625,000
Charlotte COP (2003 Governmental Facilities Project) Series 2013 VRDN (Wells Fargo Bank N.A. Liquidity Facility), 0.01%, 10/07/15 (a)	1,600	1,600,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare Project) Austin Trust Series 2008-1149 VRDN (Bank of America N.A. SBPA), 0.04%, 10/07/15 (a)(b)(c)	845	845,000
Charlotte-Mecklenburg Hospital Authority RB (Carolinas Healthcare System Project) Series 2007C VRDN (JPMorgan Chase Bank SBPA), 0.02%, 10/07/15 (a)	500	500,000
Greensboro Combined Water & Sewer System Revenue RB Series 2014A VRDN (Bank of America N.A. SBPA), 0.03%, 10/07/15 (a)	2,000	2,000,000
North Carolina Capital Facilities Finance Agency RB (Aquarium Society Project) Series 2004 VRDN (Bank of America N.A. LOC), 0.05%, 10/07/15 (a)	1,800	1,800,000

Municipal Bonds	Par (000)	Value
North Carolina (continued)
North Carolina Limited Obligation Refunding Floater RB Series 2014RR II-14089 VRDN (Citibank N.A. SBPA), 0.03%, 10/07/15 (a)(b)(c)	$1,800	$1,800,000
North Carolina Medical Care Commission Health Care Facilities RBC Municipal Products, Inc. Trust Floaters (Duke University Health System Project) Series 2012-O-39 VRDN (Royal Bank of Canada SBPA), 0.02%, 10/07/15 (a)(b)(c)	1,400	1,400,000
North Carolina State University Raleigh RB Series 2003B VRDN (Bayerische Landesbank Girozentrale SBPA), 0.02%, 10/07/15 (a)	990	990,000
North Carolina Tender Option Bond Trust Receipts/Certificates Floaters GO Series 2015-XF0140 VRDN (JPMorgan Chase Bank N.A. Liquidity Facility), 0.03%, 10/07/15 (a)(b)(c)	1,000	1,000,000
Raleigh Durham Airport Authority RB Series 2008C VRDN (Royal Bank of Canada LOC), 0.01%, 10/07/15 (a)	1,400	1,400,000
Raleigh RB (Comb Enterprise System Project) Series 2008B VRDN (Wells Fargo Bank N.A. SBPA), 0.02%, 10/07/15 (a)	2,000	2,000,000
Total Investments (Cost — $17,960,000*) — 99.6%		17,960,000
Other Assets Less Liabilities — 0.4%		75,103

Net Assets — 100.0%		$18,035,103

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$17,960,000	—	$17,960,000

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $95,098 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended September 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	21

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Ohio Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 100.2%
Akron Income Tax RB Series 2012 MB, 3.00%, 12/01/15	$350	$351,514
Allen County RB (Catholic Healthcare Project) Series 2010C VRDN (Union Bank N.A. LOC), 0.01%, 10/01/15 (a)	15,600	15,600,000
Athens County Port Authority RB (University Housing for Ohio Incorporate Project) Series 2000 VRDN (Barclays Bank PLC LOC), 0.02%, 10/07/15 (a)	1,000	1,000,000
Belmont County GO Series 2015 BAN, 1.50%, 4/22/16	750	754,368
Brecksville GO (Service Center Garage Improvements Project) Series 2015 BAN, 1.00%, 6/15/16	620	622,831
Butler County Capital Funding RB (CCAO Low Cost Capital Pooled Financing Program) Series 2005A VRDN (U.S. Bank N.A. LOC), 0.02%, 10/07/15 (a)	1,380	1,380,000
Butler County GO (Various Purpose Project) Series 2015 BAN, 0.52%, 7/28/16	1,700	1,700,000
Butler County GO (Various Purpose Project) Series 2015 MB, 3.00%, 12/01/15	265	266,168
Cincinnati City GO Series 2010B MB, 2.25%, 12/01/15	100	100,316
Cincinnati City School District GO (Refunding - Classroom Construction & Improvement Project) Series 2006 MB, 5.00%, 12/01/15	775	781,181
Cincinnati GO (Various Purpose Project) Series 2015A MB, 1.00%, 12/01/15	175	175,218
Cincinnati Water & Sewer RB Series 2009A MB, 4.00%, 12/01/15	850	855,367
Cincinnati Water & Sewer RB Series 2011A MB, 3.00%, 12/01/15	400	401,825
Cleveland Airport System RB Series 2008D VRDN (Bank of America N.A. LOC), 0.02%, 10/07/15 (a)	2,990	2,990,000
Cleveland Airport System RB Series 2009D VRDN (Bank of America N.A. LOC), 0.02%, 10/07/15 (a)	3,985	3,985,000
Cleveland GO Series 2005A MB (AMBAC Insurance), 5.00%, 10/01/15	950	950,000
Cleveland-Cuyahoga County Port Authority RB (89th Garage Project) Series 2007 VRDN (JP Morgan Chase Bank N.A. LOC), 0.02%, 10/07/15 (a)	5,715	5,715,000
Cleveland-Cuyahoga County Port Authority RB (Various Space Buildings 1&3 LLC Project) Series 2007 VRDN (JPMorgan Chase Bank N.A. LOC), 0.02%, 10/07/15 (a)	2,915	2,915,000
Columbus GO (Sanitary Sewer Project) Series 2006-1 VRDN, 0.01%, 10/07/15 (a)	8,700	8,700,000
Columbus GO Series 2012B MB, 5.00%, 2/15/16	455	462,915
Columbus Regional Airport Authority Capital Funding RB (Oasbo Expanded Asset Program) Series 2006 VRDN (U.S. Bank N.A. LOC), 0.02%, 10/07/15 (a)	1,170	1,170,000
Columbus Regional Airport Authority RB (Capital Funding Pooled Financing Program Project) Series 2004A VRDN (U.S. Bank N.A. LOC), 0.02%, 10/07/15 (b)	770	770,000
Columbus Regional Airport Authority RB (Flightsafety International, Inc. Project) Series 2015 VRDN (Berkshire Hathaway, Inc. Guarantee Agreement), 0.03%, 10/07/15 (a)	7,200	7,200,000
Columbus Regional Airport Authority RB Series 2005 VRDN (U.S. Bank N.A. LOC), 0.02%, 10/07/15 (a)	3,300	3,300,000
Columbus Regional Airport Authority RB Series 2015 VRDN, 0.03%, 10/07/15 (a)	4,540	4,540,000

Municipal Bonds	Par (000)	Value
Ohio (continued)
Columbus Sewerage System RB Municipal Trust Receipts Floaters Series 2008A-13 VRDN (Branch Banking & Trust Co. SBPA), 0.02%, 10/07/15 (a)(c)(d)	$2,935	$2,935,000
Columbus Sewerage System RB PUTTERS Series 2008-2456 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.03%, 10/07/15 (a)(c)(d)	200	200,000
Columbus Sewerage System RB Series 2008B VRDN, 0.01%, 10/07/15 (a)	1,800	1,800,000
Cuyahoga Community College District RB Series 2009C MB, 4.00%, 2/01/16	100	101,201
Cuyahoga Falls GO (Various Purposes Project) Series 2014 BAN, 1.00%, 12/03/15	1,010	1,011,356
Deerfield Township GO Series 2014 BAN, 0.30%, 10/28/15	2,380	2,380,000
Franklin County Hospital RB (Nationwide Children’s Hospital Project) Series 2015 VRDN, 0.01%, 10/07/15 (a)	5,000	5,000,000
Franklin County Hospital RB (Ohio Health Corp. Project) Series 2011A MB, 5.00%, 11/15/15	420	422,436
Franklin County Hospital RB(Ohio Health-A-Remarket Project) Series 2009 VRDN (Barclays Bank Plc SBPA), 0.02%, 10/07/15 (a)	4,000	4,000,000
Hamilton City RB (Multi Family Housing Project) Series 1998B VRDN (Federal Home Loan Bank LOC), 0.15%, 10/07/15 (a)	1,045	1,045,000
Hamilton County GO (Various Purpose Project) Series 2015 MB, 5.00%, 12/01/15	235	236,838
Hamilton County GO Series 2006 MB, 4.00%, 12/01/15	100	100,609
Hamilton County Sewer System RB Series 2010 MB, 2.00%, 12/01/15	150	150,412
Kettering GO Series 2015 MB, 1.00%, 12/01/15	250	250,295
Lake Local School District GO Series 2015 MB, 1.00%, 12/01/15	410	410,443
Licking County GO (Bridge Improvements Project) Series 2015 BAN, 2.00%, 5/31/16	1,000	1,010,608
Logan County GO Series 2015 BAN, 1.00%, 1/27/16	1,535	1,537,717
Mahoning County GO Series 2015 BAN, 1.50%, 9/27/16	300	302,803
Marietta City GO (Various Purpose Project) Series 2015 BAN, 1.00%, 5/13/16	1,090	1,092,325
Mason GO (Building Acquisition & Improvement Project) Series 2014 BAN, 1.25%, 12/15/15	2,030	2,034,283
Miamisburg GO Series 2015 BAN, 1.00%, 3/09/16	800	802,437
Montgomery County RB (Miami Valley Hospital Project) Series 2011C VRDN (Barclays Bank PLC SBPA), 0.01%, 10/01/15 (a)	3,300	3,300,000
New Albany Community Authority Community Facilities RB Series 2012C MB, 3.00%, 10/01/15	100	100,000
North Randall GO Series 2015 BAN, 1.50%, 9/15/16	2,308	2,329,352
Northeast Ohio Regional Sewer District Series 2005 MB, 5.00%, 11/15/15	500	502,784
Oakwood Village GO (Various Purposes Project) Series 2015 BAN, 1.38%, 9/22/16	2,622	2,645,038
Oberlin City GO Series 2015 MB (State Aid Withholding Insurance), 2.00%, 12/01/15	165	165,466
Ohio Air Quality Development Authority RB (AEP Generation Resources Project) Series 2014 VRDN (Mizuho Bank Ltd. LOC), 0.02%, 10/07/15 (a)	7,000	7,000,000

See Notes to Financial Statements.

22	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Schedule of Investments (continued)	BlackRock Ohio Municipal Money Market Portfolio

Municipal Bonds	Par (000)	Value
Ohio (continued)
Ohio Air Quality Development Authority RB (Ohio Valley Electric Corp. Project) Series 2009C VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.02%, 10/07/15 (a)	$600	$600,000
Ohio Building Authority RB Series 2010C MB, 5.00%, 10/01/15	775	775,000
Ohio Building Authority RB (Administration Building Funding Project) Series 2009A MB, 4.00%, 10/01/15	225	225,000
Ohio Building Authority RB (Arts Facilities Building Funds-A Project) Series 2003 MB, 4.00%, 10/01/15	3,345	3,345,000
Ohio Building Authority RB (Juvenile Correctional Facility Project) Series 2005B MB, 5.00%, 10/01/15	100	100,000
Ohio Development Assistance RB (Logistics & Distribution Program Project) Series 2009A MB, 5.00%, 10/01/15 (e)	1,150	1,150,000
Ohio GO (Common Schools Project) Series 2006C VRDN, 0.01%, 10/07/15 (a)	9,955	9,955,000
Ohio GO (Infrastructure Improvement Project) Series 2001B VRDN, 0.01%, 10/07/15 (a)	5,600	5,600,000
Ohio GO (Infrastructure Improvement Project) Series 2006A MB, 5.00%, 3/01/16	540	550,913
Ohio GO Series 2012 MB, 3.00%, 11/01/15	400	400,973
Ohio HFA MRB (Residential Mortgage-Backed Securities Program Project) Series 2007 AMT VRDN (Fannie Mae Insurance, Federal National Mortgage Assoc. Insurance, Ginnie Mae Insurance, JPMorgan Chase N.A. SBPA), 0.03%, 10/07/15 (a)	5,800	5,800,000
Ohio Higher Education GO Series 2006B MB, 5.00%, 11/01/15	150	150,593
Ohio Higher Educational Facility Commission RB (Cleveland Clinic Health System Obligation Project) Series 2013B-1 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 10/01/15 (a)	3,950	3,950,000
Ohio Higher Educational Facility Commission RB (University of Dayton Project) Series 2009 MB, 4.00%, 12/01/15	265	266,522
Ohio Higher Educational Facility Commission RB (University of Dayton Project) Series 2011A MB, 5.00%, 12/01/15	400	403,128

Municipal Bonds	Par (000)	Value
Ohio (continued)
Ohio Higher Educational Facility RB (Higher Educational Facility — Oberlin College Project) Series 1999 MB, 5.25%, 10/01/15	$1,340	$1,340,000
Ohio State Turnpike Commission RB Series 2009A MB, 3.25%, 2/15/16	145	146,546
Ohio State University RB Series 2014B-2 VRDN, 0.01%, 10/07/15 (a)	3,000	3,000,000
Ohio Turnpike Commission RB Series 1998A MB, 5.50%, 2/15/16	900	917,941
Ohio University RB Series 2010B MB, 5.00%, 12/01/15	290	292,260
Ohio Water Development Authority RB (Fresh Water Project) Series 2001B MB (AGM Insurance), 5.50%, 12/01/15	150	151,303
Ohio Water Development Authority RB (Fresh Water Project) Series 2009 MB, 5.00%, 12/01/15	125	125,973
Ohio Water Development Authority Water PCRB (Water Quality Project) Series 2009 MB, 2.50%, 12/01/15	225	225,828
Ohio Water Development Authority Water Pollution Control RB (Loan Fund Water Quality Project) Series 2005 MB, 5.25%, 12/01/15	100	100,846
Portage County GO Series 2006 MB, 5.25%, 12/01/15	115	115,935
Sandusky GO Series 2015 BAN, 1.00%, 10/16/16 (f)	2,350	2,361,656
Seven Hills GO (Capital Improvement Project) Series 2015 BAN, 1.12%, 7/07/16	3,220	3,236,546
South-Western City School District GO (School Facilities Construction Improvements Project) Series 2012 MB, 3.00%, 12/01/15	775	778,465
University of Toledo RB Series 2009 MB, 3.50%, 6/01/16	315	321,024
Wooster City School District RB Series 2007 MB, 4.00%, 12/01/15	1,050	1,056,559
Total Municipal Bonds — 100.2%		156,996,117

Closed-End Investment Companies (a)(c)
Ohio — 1.5%
Nuveen Ohio Quality Income Municipal Fund Series 2013 1-1480 VRDP (Royal Bank of Canada Liquidity Facility), 0.11%, 10/07/15	2,400	2,400,000
Total Investments (Cost — $159,396,117*) — 101.7%		159,396,117
Liabilities in Excess of Other Assets — (1.7)%		(2,634,732)

Net Assets — 100.0%		$156,761,385

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(e)	Security is collateralized by Municipal or U.S. Treasury obligations.

(f)	When-issued security.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	23

Schedule of Investments (concluded)	BlackRock Ohio Municipal Money Market Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$159,396,117	—	$159,396,117

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $11,888 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended September 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

24	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Pennsylvania Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 95.9%
Annville-Cleona School District GO Series 2015 MB (State Aid Withholding Insurance), 1.00%, 10/01/15	$355	$355,000
Beaver County IDRB (FirstEnergy Generation Corp. Project) Series 2008 VRDN (Bank of Nova Scotia LOC), 0.01%, 10/01/15 (a)	2,625	2,625,000
Bensalem Township GO Series 2015 MB, 1.50%, 12/01/15	820	821,567
Berks County GO Series 2009A MB, 3.00%, 11/15/15	250	250,809
Berks County IDA GO (Fleetwood Business Center Project) Series 2005 AMT VRDN (US Bank N.A. LOC), 0.03%, 10/07/15 (a)	2,935	2,935,000
Blair County IDRB (Homewood at Martinsburg Project) Series 2004 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 10/07/15 (a)	3,800	3,800,000
Bucks County GO Series 2015 MB, 1.00%, 12/01/15	265	265,342
Bucks County IDRB (Grand View Hospital Project) Series 2008A VRDN (TD Bank N.A. LOC), 0.01%, 10/07/15 (a)	17,470	17,470,000
Bucks County Water & Sewer Authority RB Series 2010 MB (AGM Insurance), 5.00%, 12/01/15	135	136,056
Centennial School District Bucks County GO Series 2010B MB (State Aid Withholding Insurance), 4.00%, 12/15/15	200	201,480
Central Bradford Progress Authority RB (Robert Packer Hospital Project) RBC Municipal Products, Inc. Trust Series 2011C-14 VRDN (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.02%, 10/07/15 (a)(b)(c)	6,485	6,485,000
Central York School District Go Series 2014 MB (State Aid Withholding Insurance), 4.00%, 11/01/15	1,270	1,274,039
Chartiers Valley School District GO Series 2015A MB (State Aid Withholding Insurance), 1.00%, 10/15/15	1,170	1,170,344
Chester County Health & Education Facilities Authority RB (AICUP Financing Project) Series 2013 VRDN (Manufacturers and Traders Trust Co. LOC), 0.04%, 10/07/15 (a)	5,400	5,400,000
Commonwealth of Pennsylvania GO Series 2011 MB, 5.00%, 11/15/15	200	201,160
Council Rock School District GO Series 2014C MB (State Aid Withholding Insurance), 3.00%, 11/15/15	880	882,799
Cumberland County Municipal Authority RB (Diakon Lutheran Social Project) Series 2014 VRDN (Manufacturers and Traders Trust Co. LOC), 0.02%, 10/07/15 (a)	7,350	7,350,000
Delaware County Industrial Development Authority RB (United Parcel Service Project) Series 2015 VRDN, 0.01%, 10/01/15 (a)	10,000	10,000,000
Delaware County IDRB (Scott Paper Co. Project) Series 1984A VRDN (Kimberly-Clark Tissue Co. Corporate Underlier), 0.03%, 10/07/15 (a)	2,600	2,600,000
Delaware County RB Series 2009A MB, 5.00%, 10/01/15	600	600,000
Delaware Valley School District GO Series 2014 MB, 0.25%, 11/01/15	615	615,000
Downingtown Area School District GO Series 2009AA MB (State Aid Withholding Insurance), 3.00%, 11/01/15	200	200,457
Downingtown Area School District Series 2009 MB (State Aid Withholding Insurance), 5.00%, 11/01/15	200	200,790

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Emmaus General Authority RB (Local Government Project) Series 1989B-32 VRDN (U.S. Bank N.A. LOC), 0.01%, 10/07/15 (a)	$2,400	$2,400,000
Emmaus General Authority RB (Local Government Project) Series 1989E-25 VRDN (U.S. Bank N.A. LOC), 0.02%, 10/07/15 (a)	100	100,000
Emmaus General Authority RB (Local Government Project) Series 1989H-22 VRDN (U.S. Bank N.A. LOC), 0.01%, 10/07/15 (a)	1,000	1,000,000
Emmaus General Authority RB Series 1989D-24 VRDN (U.S. Bank N.A. LOC), 0.01%, 10/07/15 (a)	7,900	7,900,000
Emmaus General Authority RB Series 1989F-24 VRDN (U.S. Bank N.A. LOC), 0.01%, 10/07/15 (a)	14,200	14,200,000
Emmaus General Authority RB Series 2000A VRDN (U.S. Bank NA LOC), 0.02%, 10/07/15 (a)	1,800	1,800,000
Franklin County IDRB (Precast System Project) Series 2001A AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 10/07/15 (a)	990	990,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2002 VRDN (Northern Trust Co. SBPA), 0.01%, 10/01/15 (a)	2,400	2,400,000
Geisinger Authority Health System RB (Geisinger Health System Project) Series 2005A VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 10/01/15 (a)	900	900,000
Geisinger Authority RB (Geisinger Health System Project) Series 2013 VRDN (TD Bank N.A. SBPA), 0.01%, 10/01/15 (a)	5,100	5,100,000
Geisinger Authority RB (Geisinger Health System Project) Series 2013 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 10/01/15 (a)	19,625	19,625,000
Great Valley School District GO Series 2006 MB (AGM and State Aid Withholding Insurance), 5.00%, 2/15/16	195	198,294
Great Valley School District GO Series 2012 MB (State Aid Withholding Insurance), 3.00%, 2/15/16	415	419,026
Haverford Township GO Series 2014 MB, 3.00%, 10/15/15	90	90,093
Haverford Township School District GO Series 2009 VRDN (TD Bank N.A. LOC), 0.02%, 10/07/15 (a)	2,405	2,405,000
Hempfield School District GO Series 2011A MB (State Aid Withholding Insurance), 4.00%, 10/15/15	100	100,141
Lancaster County Hospital Authority RB (Masonic Homes Project) Series 2008D VRDN (JPMorgan Chase Bank N.A. LOC), 0.01%, 10/01/15 (a)	1,640	1,640,000
Lancaster IDRB (Purple Cow Partners LLC Project) Series 2005 VRDN (U.S. Bank N.A. LOC), 0.03%, 10/07/15 (a)	2,725	2,725,000
Lehigh County GO Series 2011 MB, 5.00%, 11/15/15	100	100,569
Littlestown Area School District Go Series 2015 MB (State Aid Withholding Insurance), 1.00%, 10/01/15	925	925,000
Lower Moreland Township School District GO Series 2015 MB (State Aid Withholding Insurance), 2.00%, 2/15/16	200	201,263
Montgomery County GO Series 2009 MB, 5.00%, 12/01/15	735	740,761
Montgomery County GO Series 2010 MB, 4.00%, 10/01/15	560	560,000

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	25

Schedule of Investments (continued)	BlackRock Pennsylvania Municipal Money Market Portfolio

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Montgomery County IDA (Fixed Big Little Associated Project) Series 1999A VRDN (Wells Fargo Bank N.A LOC), 0.20%, 10/07/15 (a)	$405	$405,000
Moon Area School District GO Series 2015A MB (State Aid Withholding Insurance), 0.75%, 11/15/15	3,450	3,452,223
Muhlenberg School District GO Series 2015 MB (State Aid Withholding Insurance), 1.00%, 2/15/16	825	826,744
North Penn Water Authority RB Series 2014 MB, 0.31%, 11/01/15 (d)	680	680,000
North Wales Water Authority RB Series 2010 MB, 3.00%, 11/01/15	275	275,614
Northampton County IDRB (Trent Family Partnership Project) Series 2002 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 10/07/15 (a)	1,060	1,060,000
Northern Lehigh School District GO Series 2015 MB, 2.00%, 3/01/16	380	382,405
Oxford Area School District GO Series 2015 MB (State Aid Withholding Insurance), 1.50%, 2/01/16	300	301,029
Pennsylvania Clipper Tax-Exempt Certificate Trust RB Series 2007-3-58 VRDN (State Street Bank & Trust Co. SBPA), 0.02%, 10/07/15 (a)(b)(c)	19,785	19,785,000
Pennsylvania Economic Development Financing Authority RB (Evergreen Community Power Facility Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.17%, 10/07/15 (a)	15,955	15,955,000
Pennsylvania Economic Development Financing Authority RB (Homewood Retirement Project) Series 1992E VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 10/07/15 (a)	550	550,000
Pennsylvania Economic Development Financing Authority RB (Merck & Co., Inc. West Point Project) Series 2001 AMT VRDN (Merck & Co. Corporate Guaranty), 0.05%, 10/07/15 (a)	8,500	8,500,000
Pennsylvania Economic Development Financing Authority RB (Penn Waste, Inc. Project) Series 2007 AMT VRDN (Manufacturers and Traders Trust Co. LOC), 0.12%, 10/07/15 (a)	1,555	1,555,000
Pennsylvania Economic Development Financing Authority RB (Solar Innovations, Inc. Project) Series 2007 VRDN (Manufacturers and Traders Trust Co. LOC), 0.32%, 10/07/15 (a)	3,500	3,500,000
Pennsylvania HFA MRB PUTTERS Series 2013-4297 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.07%, 10/07/15 (a)(b)(c)	1,750	1,750,000
Pennsylvania HFA RB Series 2004-81C AMT VRDN (Royal Bank of Canada SBPA), 0.03%, 10/07/15 (a)	355	355,000
Pennsylvania HFA RB Series 2004-82B AMT VRDN (Royal Bank of Canada SBPA), 0.03%, 10/07/15 (a)	21,690	21,690,000
Pennsylvania HFA RB Series 2004-83B AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.03%, 10/07/15 (a)	1,000	1,000,000
Pennsylvania HFA RB Series 2004-83C AMT VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.03%, 10/07/15 (a)	12,840	12,840,000
Pennsylvania Higher Educational Facilities Authority RB (Bryn Mawr College Project) Series 2010 MB, 4.00%, 12/01/15	200	201,218
Pennsylvania Higher Educational Facilities Authority RB (Bryn Mawr College Project) Series 2012 MB, 3.00%, 12/01/15	110	110,485

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority RB (Drexel University Project) Series 2007B VRDN (Wells Fargo Bank N.A LOC), 0.02%, 10/07/15 (a)	$9,760	$9,760,000
Pennsylvania Higher Educational Facilities Authority RB (Gwynedd Mercy College Project) Series 2007-P1 VRDN (TD Bank N.A. LOC), 0.02%, 10/07/15 (a)	3,870	3,870,000
Pennsylvania Higher Educational Facilities Authority RB (St. Josephs University Project) Series 2013B MB, 4.00%, 11/01/15	175	175,537
Pennsylvania Higher Educational Facilities Authority RB Series 2011AM MB, 5.00%, 6/15/16	250	257,706
Pennsylvania Higher Educational Facilities Authority RB Series 2015AQ MB, 5.00%, 6/15/16	1,880	1,938,755
Pennsylvania Housing Finance Agency RB Series 2005-91B VRDN (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.03%, 10/07/15 (a)	25,900	25,900,000
Pennsylvania Turnpike Commission RB (Senior Lien Project) Series 2012A MB, 4.00%, 12/01/15	900	905,619
Pennsylvania Turnpike Commission RB Series 2005B VRDN (FSA Insurance, JPMorgan Chase Bank SBPA), 0.02%, 10/07/15 (a)	12,600	12,600,000
Pennsylvania Turnpike Commission RB Series 2015A-2 MB, 0.17%, 5/01/16 (d)	7,500	7,500,000
Perkiomen Valley School District GO Series 2015A MB (State Aid Withholding Insurance), 0.25%, 11/15/15	260	260,000
Philadelphia Airport RB Series 2010D MB, 5.00%, 6/15/16	550	566,794
Philadelphia GO (Multi-Modal Project) Series 2009B VRDN (The Bank of New York Mellon Corp. LOC), 0.02%, 10/07/15 (a)	26,000	26,000,000
Philadelphia GO Series 2015A TRAN, 2.00%, 6/30/16	8,000	8,102,317
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 10/01/15 (a)	4,000	4,000,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2002A VRDN (JPMorgan Chase Bank SBPA), 0.01%, 10/01/15 (a)	3,000	3,000,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2005A VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 10/01/15 (a)	1,100	1,100,000
Philadelphia Hospitals & Higher Education Facilities Authority RB (Children’s Hospital Project) Series 2011 VRDN (JPMorgan Chase Bank N.A. SBPA), 0.01%, 10/01/15 (a)	500	500,000
Philadelphia School District GO Series 2011 VRDN (State Aid Withholding Insurance, Royal Bank of Canada LOC), 0.01%, 10/07/15 (a)	13,700	13,700,000
Philadelphia Water & Waste Water RB Series 2010A MB, 5.00%, 6/15/16	4,535	4,684,518
Quaker Valley School District GO Series 2015 MB (State Aid Withholding Insurance), 0.30%, 10/01/15	1,645	1,645,000
South Western School District GO Series 2015 MB (State Aid Withholding Insurance), 1.00%, 11/15/15	1,665	1,666,362
Southeastern Pennsylvania Transportation Authority RB Series 2010 MB, 5.00%, 3/01/16	1,000	1,019,763

See Notes to Financial Statements.

26	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Schedule of Investments (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Spring Grove Area School District GO Series 2015B MB (State Aid Withholding Insurance), 1.00%, 10/01/15	$750	$750,000
St. Mary Hospital Authority RB (Catholic Health East Project) Series 2010A MB, 4.00%, 11/15/15	350	351,594
State Public School Building Authority RB Municipal Trust Receipts Floaters Series 2006-1479 VRDN (AGM Insurance, Credit Suisse A.G. SBPA), 0.19%, 10/07/15 (a)(b)(c)	4,000	4,000,000
Tredyffrin Township GO Series 2011 MB, 3.00%, 11/15/15	50	50,159
University of Pittsburgh Series 07-B TECP:
0.05%, 11/16/15	4,950	4,950,000
0.05%, 12/01/15	10,500	10,500,000
University of Pittsburgh Series B-2 TECP, 0.05%, 11/16/15	3,000	3,000,000
Warrington Township GO Series 2012A MB, 4.00%, 12/01/15	200	201,211
Warwick School District GO Sereis 2015 MB (State Aid Withholding Insurance), 1.50%, 2/15/16	1,940	1,947,926
Wayne County GO Series 2015 MB, 1.00%, 11/15/15	700	700,595
West Chester Area School District GO Series 2006 MB, 5.00%, 11/15/15	100	100,561

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Williamsport Municipal Water Authority RB Series 2010AA-1 MB (AGM Insurance), 3.00%, 1/01/16	$585	$588,794
York County IDA RB (Interstate 495 Leasing Project) Series 2000 VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 10/07/15 (a)	835	835,000
York County IDRB (Interstate Holdings Co. Project) Series 2003 AMT VRDN (Wells Fargo Bank N.A. LOC), 0.20%, 10/07/15 (a)	780	780,000
York General Authority RB (Strand Capital Performing Arts Center Project) Series 2002 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 10/07/15 (a)	305	305,000
Total Municipal Bonds — 95.9%		385,747,919

Closed-End Investment Companies (a)(b)
Pennsylvania — 4.0%
Nuveen Pennsylvania Investment Quality Municipal Fund Series 2014-3 VRDP (Royal Bank of Canada Liquidity Facility), 0.12%, 10/07/15	5,000	5,000,000
Nuveen Pennsylvania Investment Quality Municipal Fund, Inc. Series 2012-2 VRDP (Royal Bank of Canada Liquidity Facility), 0.12%, 10/07/15	11,000	11,000,000
Total Closed-End Investment Companies — 4.0%		16,000,000
Total Investments (Cost — $401,747,919*) — 99.9%		401,747,919
Other Assets Less Liabilities — 0.1%		472,536

Net Assets — 100.0%		$402,220,455

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

(d)	Variable rate security. Rate shown is as of report date.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$401,747,919	—	$401,747,919

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $200,109 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended September 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	27

Schedule of Investments September 30, 2015 (Unaudited)	BlackRock Virginia Municipal Money Market Portfolio
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Virginia — 99.9%
Alexandria IDRB (YMCA of Billings Project) Series 1998 VRDN (Manufacturers and Traders Trust Co. LOC), 0.07%, 10/07/15 (a)	$515	$515,000
Chesterfield County Water & Sewer RB Series 2009 MB, 2.50%, 11/01/15	100	100,187
Fairfax County GO Series 2005A MB (State Aid Withholding Insurance), 5.00%, 10/01/15	170	170,000
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-1 VRDN (TD Bank N.A. SBPA), 0.01%, 10/07/15 (a)	2,250	2,250,000
Fairfax County IDRB (Inova Health Systems Project) Series 2005A-2 VRDN, 0.02%, 10/07/15 (a)	1,000	1,000,000
Hampton GO (Public Improvement Project) Series 2007 MB, 5.00%, 1/15/16	350	354,772
Hampton Roads Sanitation District RB Series 2011 VRDN, 0.01%, 10/07/15 (a)	1,100	1,100,000
Lexington IDRB (Washington and Lee University Project) Series 2010 VRDN, 0.01%, 10/07/15 (a)	850	850,000
Loudoun County Economic Development Authority RB Series 2015 MB, 3.00%, 12/01/15	500	502,364
Loudoun County GO Series 2014A MB (State Aid Withholding Insurance), 3.00%, 12/01/15	200	200,932
Loudoun County IDA (Howard Hughes Medical Institute Project) Series 2003F VRDN, 0.01%, 10/07/15 (a)	650	650,000
Peninsula Ports Authority of Virginia Coal Terminal RB (Dominion Terminal Associates Project) Series 1987D VRDN (U.S. Bank N.A. LOC), 0.01%, 10/01/15 (a)	2,600	2,600,000
Stafford County & Staunton IDRB (Vaco Commonwealth Loans Project) Series 2009A-1 VRDN (U.S. Bank N.A. LOC), 0.02%, 10/07/15 (a)	275	275,000

Municipal Bonds	Par (000)	Value
Virginia (continued)
University of Virginia RB Eagle Trust Receipts Series 2014-0048-A VRDN (Citibank N.A. Liquidity Facility), 0.03%, 10/07/15 (a)(b)(c)	$2,400	$2,400,000
Virginia College Building Authority Educational Facilities RB (21st Century College & Equipment Program Project) Series 2006C VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 10/01/15 (a)	1,275	1,275,000
Virginia College Building Authority Educational Facilities RB (University of Richmond Project) Series 2006 VRDN (Wells Fargo Bank N.A. SBPA), 0.01%, 10/01/15 (a)	1,050	1,050,000
Virginia College Building Authority Educational Facilities RB (Washington and Lee University Project) Series 2015B VRDN, 0.01%, 10/07/15 (a)	500	500,000
Virginia Commonwealth Transportation Board Clipper Tax-Exempt Certificates Trust RB Series 2007A-2009-38 AMT VRDN (State Street Bank & Trust Co. SBPA), 0.02%, 10/07/15 (a)(b)(c)	800	800,000
Virginia Resources Authority RB Series 2015A MB, 2.00%, 11/01/15	1,280	1,281,918
Total Investments (Cost — $17,875,173*) — 99.9%		17,875,173
Other Assets Less Liabilities — 0.1%		14,216

Net Assets — 100.0%		$17,889,389

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. For information about the Fund’s policy regarding valuation of investments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$17,875,173	—	$17,875,173

[1]	See above Schedule of Investments for values in the state.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, cash of $2,762 is categorized as Level 1 within the disclosure hierarchy.

During the six months ended September 30, 2015, there were no transfers between levels.

See Notes to Financial Statements.

28	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Statements of Assets and Liabilities

September 30, 2015 (Unaudited)	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio

Assets
Investments at value[1]	$1,128,253,648	$200,582,290	$97,336,484	$20,653,737
Repurchase agreements at value[2]	98,095,000	198,292,000	—	—
Cash	172,655	—	188,333	7,131,018
Receivables:
Capital shares sold	944,946	27,905	—	—
Interest	248,010	161,360	105,880	63,618
From the Manager	17,295	10,951	10,216	4,376
Prepaid expenses	55,337	26,126	18,189	8,213

Total assets	1,227,786,891	399,100,632	97,659,102	27,860,962

Liabilities
Payables:
Investments purchased	—	1,998,939	242,137	—
Adminstration Fees	48,788	12,220	10	—
Capital shares redeemed	498,896	20,004	—	—
Income dividends	10,127	11	3	416
Investment advisory fees	129,732	413	—	—
Officer’s and Trustees’ fees	14,249	4,804	2,704	2,297
Other accrued expenses	27,841	18,238	9,302	6,202
Other affiliates	77,207	36,304	14,149	3,242
Printing fees	18,664	6,908	4,433	2,974
Professional fees	28,924	20,250	18,624	27,827
Transfer agent fees	137,771	17,085	17,079	1,756

Total liabilities	992,199	2,135,176	308,441	44,714

Net Assets	$1,226,794,692	$396,965,456	$97,350,661	$27,816,248

Net Assets Consist of
Paid-in capital	$1,226,735,505	$396,954,632	$97,358,224	$27,816,524
Undistributed net investment income	—	—	25	—
Accumulated net realized gain (loss)	59,187	10,824	(7,588)	(276)

Net Assets	$1,226,794,692	$396,965,456	$97,350,661	$27,816,248

[1] Investments at cost	$1,128,253,648	$200,582,290	$97,336,484	$20,653,737
[2] Repurchase agreements at cost	$98,095,000	$198,292,000	—	—

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	29

Statements of Assets and Liabilities (continued)

September 30, 2015 (Unaudited)	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio

Net Asset Value
Institutional
Net assets	$610,133,784	$292,101,681	$54,688,199	$22,086,404

Shares outstanding[3]	610,129,468	292,142,406	54,672,531	22,059,783

Net asset value	$1.00	$1.00	$1.00	$1.00

Service
Net assets	$268,395,245	$81,713,749	$41,901,846	$5,466,470

Shares outstanding[3]	268,393,333	81,725,151	41,889,860	5,459,881

Net asset value	$1.00	$1.00	$1.00	$1.00

Investor A
Net assets	$302,880,642	$23,150,026	$760,616	$263,374

Shares outstanding[3]	302,878,443	23,153,252	760,398	263,057

Net asset value	$1.00	$1.00	$1.00	$1.00

Investor B
Net assets	$476,499	—	—	—

Shares outstanding[3]	476,496	—	—	—

Net asset value	$1.00	—	—	—

Investor C
Net assets	$44,908,522	—	—	—

Shares outstanding[3]	44,908,193	—	—	—

Net asset value	$1.00	—	—	—

[3] Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

30	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Statements of Assets and Liabilities (concluded)

September 30, 2015 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Virginia Municipal Money Market Portfolio

Assets
Investments at value[1]	$17,960,000	$159,396,117	$401,747,919	$17,875,173
Cash	95,098	11,888	200,109	2,762
Receivables:
Interest receivable	1,297	408,845	343,346	29,282
From the Manager	9,919	8,891	21,136	7,004
Prepaid expenses	5,713	7,805	8,024	6,701

Total assets	18,072,027	159,833,546	402,320,534	17,920,922

Liabilities
Payables:
Investments purchased	—	3,017,430	—	—
Adminstration Fees	—	232	3,211	—
Income dividends	147	1,252	3,402	151
Officer’s and Trustees’ fees	2,335	3,202	4,539	2,095
Other accrued expenses	4,700	6,324	9,061	4,332
Other affiliates	419	16,760	29,375	335
Printing fees	2,825	3,587	19,640	2,632
Professional fees	26,111	18,614	19,797	21,988
Transfer agent fees	387	4,760	11,054	—

Total liabilities	36,924	3,072,161	100,079	31,533

Net Assets	$18,035,103	$156,761,385	$402,220,455	$17,889,389

Net Assets Consist of
Paid-in capital	$18,037,928	$156,761,385	$402,217,765	$17,884,860
Undistributed net investment loss	(4)	—	—	—
Accumulated net realized gain (loss)	(2,821)	—	2,690	4,529

Net Assets	$18,035,103	$156,761,385	$402,220,455	$17,889,389

Net Asset Value
Institutional
Net assets	$17,942,838	$149,618,956	$395,401,788	$17,889,389

Shares outstanding[2]	17,941,061	149,580,051	395,344,393	17,866,502

Net asset value	$1.00	$1.00	$1.00	$1.00

Service
Net assets	$75,109	$7,101,428	$6,766,062	—

Shares outstanding[2]	75,102	7,099,580	6,765,080	—

Net asset value	$1.00	$1.00	$1.00	—

Investor A
Net assets	$17,156	$41,001	$52,605	—

Shares outstanding[2]	17,154	40,991	52,597	—

Net asset value	$1.00	$1.00	$1.00	—

[1] Investments at cost	$17,960,000	$159,396,117	$401,747,919	$17,875,173
[2] Unlimited number of shares authorized, $0.001 par value.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	31

Statements of Operations

Six Months Ended September 30, 2015 (Unaudited)	BlackRock Money Market Portfolio	BlackRock U.S. Treasury Money Market Portfolio	BlackRock Municipal Money Market Portfolio	BlackRock New Jersey Municipal Money Market Portfolio

Investment Income
Income	$1,913,770	$150,373	$59,379	$21,827

Expenses
Investment advisory	2,990,901	742,635	248,231	76,245
Service and distribution — class specific	919,134	151,904	62,710	11,745
Transfer agent — class specific	441,132	103,791	26,203	12,888
Administration	275,710	70,117	23,444	7,203
Administration — class specific	137,077	33,006	11,033	3,389
Registration	49,803	21,073	20,211	10,017
Accounting services	42,708	12,900	7,282	5,371
Professional	42,700	22,985	25,805	18,232
Custodian	35,961	23,612	4,724	1,766
Officer and Trustees	22,553	7,563	4,606	3,584
Printing	12,424	4,845	3,901	2,919
Miscellaneous	22,048	10,800	8,523	5,558

Total expenses	4,992,151	1,205,231	446,673	158,917
Less fees waived by the Manager	(1,679,550)	(741,202)	(248,231)	(76,245)
Less service and distribution fees waived — class specific	(919,134)	(151,904)	(62,710)	(11,745)
Less administration fees waived	—	(25,008)	(18,816)	(7,203)
Less administration fees waived — class specific	(131,493)	(33,006)	(11,033)	(3,389)
Less transfer agent fees waived — class specific	(25,488)	(1,090)	(186)	(191)
Less transfer agent fees reimbursed — class specific	(372,665)	(102,701)	(26,017)	(12,697)
Less expenses reimbursed by the Manager	—	(76)	(20,358)	(27,468)

Total expenses after fees waived and/or reimbursed	1,863,821	150,244	59,322	19,979

Net investment income	49,949	129	57	1,848

Realized Gain (Loss)
Net realized gain (loss) from investments	30,386	6,741	(317)	—

Net Increase (Decrease) in Net Assets Resulting from Operations	$80,335	$6,870	$(260)	$1,848

See Notes to Financial Statements.

32	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Statements of Operations (concluded)

Six Months Ended September 30, 2015 (Unaudited)	BlackRock North Carolina Municipal Money Market Portfolio	BlackRock Ohio Municipal Money Market Portfolio	BlackRock Pennsylvania Municipal Money Market Portfolio	BlackRock Virginia Municipal Money Market Portfolio

Investment Income
Income	$20,102	$89,772	$189,943	$11,831

Expenses
Investment advisory	129,132	330,567	908,239	55,405
Professional	30,035	25,084	27,025	21,069
Administration	12,195	31,221	85,778	5,233
Registration	7,767	9,750	8,123	8,451
Accounting services	5,958	8,197	14,615	5,139
Administration — class specific	5,739	14,687	40,383	2,462
Officer and Trustees	3,920	5,371	8,388	3,405
Printing	2,786	3,872	18,782	2,706
Custodian	2,380	5,086	10,744	1,685
Transfer agent — class specific	2,128	56,528	132,143	3,741
Service and distribution — class specific	238	8,098	8,781	—
Miscellaneous	4,850	5,663	6,359	4,106

Total expenses	207,128	504,124	1,269,360	113,402
Less fees waived by the Manager	(129,132)	(324,481)	(884,142)	(55,405)
Less service and distribution fees waived — class specific	(238)	(8,098)	(8,781)	—
Less administration fees waived	(12,195)	(16,848)	(34,205)	(5,233)
Less administration fees waived — class specific	(5,739)	(14,687)	(40,383)	(2,462)
Less transfer agent fees waived — class specific	(139)	(118)	(443)	(44)
Less transfer agent fees reimbursed — class specific	(1,989)	(56,410)	(131,700)	(3,697)
Less expenses reimbursed by the Manager	(40,572)	(1,075)	—	(35,963)

Total expenses after fees waived and/or reimbursed	17,124	82,407	169,706	10,598

Net investment income	2,978	7,365	20,237	1,233

Realized Gain (Loss)
Net realized gain (loss) from investments	(792)	—	43	5,247

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,186	$7,365	$20,280	$6,480

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	33

Statements of Changes in Net Assets

	BlackRock Money Market Portfolio		BlackRock U.S. Treasury Money Market Portfolio		BlackRock Municipal Money Market Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Operations
Net investment income	$49,949	$575	$129	$132	$57	$53
Net realized gain (loss)	30,386	74,504	6,741	10,783	(317)	(74)

Net increase (decrease) in net assets resulting from operations	80,335	75,079	6,870	10,915	(260)	(21)

Distributions to Shareholders From [1]
Net investment income:
Institutional	(46,394)	(318)	(78)	(70)	(31)	(25)
Service	(116)	(154)	(43)	(55)	(26)	(22)
Investor A	(1,688)	(94)	(8)	(7)	—	—
Investor B	—	—	—	—	—	—
Investor C	(1,751)	(9)	—	—	—	—
Net realized gain:
Institutional	—	(32,076)	—	(6,574)	—	—
Service	—	(16,019)	—	(5,729)	—	—
Investor A	—	(8,962)	—	(859)	—	—
Investor B	—	(49)	—	—	—	—
Investor C	—	(804)	—	—	—	—

Decrease in net assets resulting from distributions to shareholders	(49,949)	(58,485)	(129)	(13,294)	(57)	(47)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(152,903,625)	(230,474,353)	84,298,210	(33,486,583)	13,338,799	(72,641,902)

Net Assets
Total increase (decrease) in net assets	(152,873,239)	(230,457,759)	84,304,951	(33,488,962)	13,338,482	(72,641,970)
Beginning of period	1,379,667,931	1,610,125,690	312,660,505	346,149,467	84,012,179	156,654,149

End of period	$1,226,794,692	$1,379,667,931	$396,965,456	$312,660,505	$97,350,661	$84,012,179

Undistributed net investment income, end of period	—	—	—	—	$25	$25

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

34	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Statements of Changes in Net Assets (continued)

	BlackRock New Jersey Municipal Money Market Portfolio		BlackRock North Carolina Municipal Money Market Portfolio		BlackRock Ohio Municipal Money Market Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Operations
Net investment income	$1,848	$250	$2,978	$316	$7,365	$1,076
Net realized gain (loss)	—	—	(792)	7,740	—	1,855

Net increase in net assets resulting from operations	1,848	250	2,186	8,056	7,365	2,931

Distributions to Shareholders From [1]
Net investment income:
Institutional	(1,357)	(182)	(2,968)	(319)	(7,039)	(1,043)
Service	(476)	(66)	(9)	(1)	(324)	(33)
Investor A	(15)	(2)	(1)	—	(2)	—
Net realized gain:
Institutional	—	(193)	—	—	—	(497)
Service	—	(90)	—	—	—	(16)
Investor A	—	(2)	—	—	—	—

Decrease in net assets resulting from distributions to shareholders	(1,848)	(535)	(2,978)	(320)	(7,365)	(1,589)

Capital Share Transactions
Net increase (decrease) in net assets derived from capital share transactions	(9,872,070)	(7,058,693)	(43,457,337)	13,860,040	(8,067,757)	115,320,315

Net Assets
Total increase (decrease) in net assets	(9,872,070)	(7,058,978)	(43,458,129)	13,867,776	(8,067,757)	115,321,657
Beginning of period	37,688,318	44,747,296	61,493,232	47,625,456	164,829,142	49,507,485

End of period	$27,816,248	$37,688,318	$18,035,103	$61,493,232	$156,761,385	$164,829,142

Undistributed net investment loss, end of period	—	—	$(4)	$(4)	—	—

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	35

Statements of Changes in Net Assets (concluded)

	BlackRock Pennsylvania Municipal Money Market Portfolio		BlackRock Virginia Municipal Money Market Portfolio
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015	Six Months Ended September 30, 2015 (Unaudited)	Year Ended March 31, 2015

Operations
Net investment income	$20,237	$2,542	$1,233	$107
Net realized gain (loss)	43	5,725	5,247	(718)

Net increase (decrease) in net assets resulting from operations	20,280	8,267	6,480	(611)

Distributions to Shareholders From [1]
Net investment income:
Institutional	(19,886)	(2,461)	(1,233)	(107)
Service	(349)	(81)	—	—
Investor A	(2)	—	—	—
Net realized gain:
Institutional	—	(2,689)	—	(1,820)
Service	—	(140)	—	—

Decrease in net assets resulting from distributions to shareholders	(20,237)	(5,371)	(1,233)	(1,927)

Capital Share Transactions
Net increase in net assets derived from capital share transactions	10,755,493	101,413,489	582,900	1,758,062

Net Assets
Total increase in net assets	10,755,536	101,416,385	588,147	1,755,524
Beginning of period	391,464,919	290,048,534	17,301,242	15,545,718

End of period	$402,220,455	$391,464,919	$17,889,389	$17,301,242

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

36	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Financial Highlights	BlackRock Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0000	0.0001
Distributions from:[2]
Net investment income	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)
Net realized gain	—	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.00%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	0.56%[6]	0.62%	0.69%	0.70%	0.70%	0.71%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%[6]	0.22%	0.24%	0.30%	0.27%	0.36%

Net investment income	0.01%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$610,134	$786,626	$857,062	$736,195	$790,645	$785,316

	Service
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income (loss)	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	—	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.86%[6]	0.90%	0.96%	0.94%	0.94%	0.96%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.28%[6]	0.22%	0.24%	0.30%	0.27%	0.37%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$268,395	$428,033	$444,820	$380,303	$332,427	$391,617

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	37

Financial Highlights (continued)	BlackRock Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	—	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.92%[6]	0.93%	0.91%	0.91%	0.89%	0.91%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.28%[6]	0.22%	0.24%	0.30%	0.27%	0.37%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$302,881	$137,381	$280,222	$296,089	$299,205	$314,811

	Investor B
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	—	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.93%[6]	1.72%	1.73%	1.70%	1.71%	1.75%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.28%[6]	0.22%	0.24%	0.30%	0.27%	0.37%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$476	$1,060	$2,233	$4,577	$6,306	$7,207

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

38	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Financial Highlights (concluded)	BlackRock Money Market Portfolio

	Investor C
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0000	0.0000	0.0000	0.0000
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	—	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.58%[6]	1.59%	1.58%	1.60%	1.62%	1.68%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.27%[6]	0.22%	0.24%	0.30%	0.27%	0.38%

Net investment income	0.01%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$44,909	$26,568	$25,788	$26,411	$29,185	$23,683

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	39

Financial Highlights	BlackRock U.S. Treasury Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0001	0.0000	0.0000	0.0000
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	—	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.63%[6]	0.71%	0.74%	0.75%	0.74%	0.74%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%[6]	0.07%	0.07%	0.15%	0.09%	0.20%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$292,102	$178,771	$186,537	$170,058	$189,361	$133,623

	Service
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0001	0.0000	0.0000	0.0000
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	—	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.90%[6]	0.92%	1.00%	0.97%	0.95%	0.95%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%[6]	0.07%	0.07%	0.15%	0.09%	0.20%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$81,714	$114,080	$138,672	$170,806	$99,022	$118,827

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

40	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Financial Highlights (concluded)	BlackRock U.S. Treasury Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0000	0.0000	0.0001	0.0000	0.0000	0.0000
Distributions from:[2]
Net investment income	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	—	(0.0000)[3]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0000)	(0.0000)	(0.0001)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.01%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.87%[6]	0.88%	0.93%	0.92%	0.89%	0.86%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%[6]	0.07%	0.07%	0.15%	0.10%	0.20%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$23,150	$19,810	$20,941	$35,163	$20,520	$104,971

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	41

Financial Highlights	BlackRock Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0002
Distributions from net investment income[2]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0002)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.02%

Ratios to Average Net Assets
Total expenses	0.72%[6]	0.77%	0.80%	0.79%	0.81%	0.80%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.11%[6]	0.13%	0.16%	0.22%	0.22%	0.39%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.02%

Supplemental Data
Net assets, end of period (000)	$54,688	$57,229	$60,317	$74,086	$78,590	$62,845

	Service
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Distributions from net investment income[2]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.91%[6]	1.05%	1.04%	1.03%	1.06%	1.06%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.11%[6]	0.14%	0.15%	0.22%	0.20%	0.42%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$41,902	$25,940	$94,897	$111,132	$56,951	$34,991

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

42	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Financial Highlights (concluded)	BlackRock Municipal Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Distributions from net investment income[2]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.06%[6]	1.05%	1.03%	0.99%	0.97%	0.94%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.11%[6]	0.14%	0.16%	0.21%	0.25%	0.41%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$761	$843	$1,440	$2,588	$715	$2,611

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	43

Financial Highlights	BlackRock New Jersey Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003
Net realized gain	—	—	—	—	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0000	0.0003
Distributions from:[2]
Net investment income	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0003)
Net realized gain	—	(0.0000)[3]	—	—	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0003)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.00%	0.00%	0.00%	0.00%	0.03%

Ratios to Average Net Assets
Total expenses	0.87%[6]	0.89%	0.85%	0.85%	0.85%	0.80%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.12%[6]	0.17%	0.19%	0.26%	0.27%	0.39%

Net investment income	0.01%[6]	0.00%	0.00%	0.00%	0.00%	0.02%

Supplemental Data
Net assets, end of period (000)	$22,086	$27,648	$31,153	$32,345	$41,966	$46,755

	Service
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	—	—	—	—	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0000	0.0000
Distributions from:[2]
Net investment income	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	—	(0.0000)[3]	—	—	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.10%[6]	1.08%	1.00%	1.00%	1.05%	1.02%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.12%[6]	0.17%	0.18%	0.25%	0.28%	0.42%

Net investment income	0.01%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$5,466	$9,773	$13,348	$16,025	$12,895	$15,935

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

44	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Financial Highlights (concluded)	BlackRock New Jersey Municipal Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	—	—	—	—	0.0000 [1]	0.0000 [1]

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0000	0.0001
Distributions from:[2]
Net investment income	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)
Net realized gain	—	(0.0000)[3]	—	—	(0.0000)[3]	(0.0000)[3]

Total distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.00%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	1.23%[6]	1.23%	1.12%	1.32%	0.94%	0.90%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.12%[6]	0.17%	0.19%	0.25%	0.38%	0.41%

Net investment income	0.01%[6]	0.00%	0.00%	0.00%	0.01%	0.01%

Supplemental Data
Net assets, end of period (000)	$263	$267	$247	$247	$122	$11,318

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	45

Financial Highlights	BlackRock North Carolina Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Distributions from net investment income[2]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.00%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	0.72%[6]	0.73%	0.71%	0.70%	0.76%	0.69%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%[6]	0.09%	0.12%	0.19%	0.15%	0.29%

Net investment income	0.01%[6]	0.00%	0.00%	0.00%	0.00%	0.01%

Supplemental Data
Net assets, end of period (000)	$17,943	$61,382	$47,467	$60,078	$44,159	$46,622

	Service
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Distributions from net investment income[2]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.10%[6]	1.13%	1.22%	1.10%	1.15%	1.21%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.05%[6]	0.10%	0.12%	0.20%	0.19%	0.30%

Net investment income	0.01%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$75	$93	$145	$30	$65	$138

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

46	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Financial Highlights (concluded)	BlackRock North Carolina Municipal Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Distributions from net investment income[2]	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	2.83%[6]	2.99%	2.32%	1.35%	1.23%	1.10%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.06%[6]	0.09%	0.13%	0.20%	0.15%	0.30%

Net investment income	0.00%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$17	$18	$14	$34	$78	$90

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	47

Financial Highlights	BlackRock Ohio Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0003
Net realized gain	—	0.0000 [1]	—	—	—	0.0000 [1]

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0000	0.0003
Distributions from:[2]
Net investment income	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0003)
Net realized gain	—	(0.0000)[3]	—	—	—	(0.0000)[3]

Total distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0003)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.00%	0.00%	0.00%	0.00%	0.03%

Ratios to Average Net Assets
Total expenses	0.68%[6]	0.69%	0.80%	0.79%	0.74%	0.74%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.11%[6]	0.08%	0.12%	0.21%	0.18%	0.37%

Net investment income	0.01%[6]	0.00%	0.00%	0.00%	0.00%	0.03%

Supplemental Data
Net assets, end of period (000)	$149,619	$159,910	$40,208	$52,178	$59,034	$88,491

	Service
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	—	0.0000 [1]	—	—	—	0.0000 [1]

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0000	0.0000
Distributions from:[2]
Net investment income	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	—	(0.0000)[3]	—	—	—	(0.0000)[3]

Total distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.89%[6]	1.07%	1.06%	1.04%	1.04%	0.97%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.11%[6]	0.09%	0.12%	0.20%	0.19%	0.40%

Net investment income	0.01%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$7,101	$4,883	$9,221	$9,428	$4,623	$4,156

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

48	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Financial Highlights (concluded)	BlackRock Ohio Municipal Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net realized gain	—	0.0000 [1]	—	—	—	0.0000 [1]

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0000	0.0001
Distributions from:[2]
Net investment income	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0001)
Net realized gain	—	(0.0000)[3]	—	—	—	(0.0000)[3]

Total distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0001)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.00%	0.00%	0.00%	0.00%	0.01%

Ratios to Average Net Assets
Total expenses	1.32%[6]	1.21%	1.39%	4.70%	0.91%	0.88%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.12%[6]	0.09%	0.10%	0.20%	0.26%	0.40%

Net investment income	0.01%[6]	0.00%	0.00%	0.00%	0.00%	0.02%

Supplemental Data
Net assets, end of period (000)	$41	$36	$79	$5	$5	$5,388

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	49

Financial Highlights	BlackRock Pennsylvania Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	—	—	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0000	0.0000
Distributions from:[2]
Net investment income	(0.0001)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	—	—	(0.0000)[3]	—

Total distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.62%[6]	0.69%	0.75%	0.72%	0.74%	0.73%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%[6]	0.09%	0.13%	0.20%	0.19%	0.31%

Net investment income (loss)	0.01%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$395,402	$379,574	$274,591	$294,800	$248,836	$287,394

	Service
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	—	—	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0000	0.0000
Distributions from:[2]
Net investment income	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	—	—	(0.0000)[3]	—

Total distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	0.94%[6]	0.94%	0.99%	0.98%	0.96%	0.90%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%[6]	0.09%	0.13%	0.19%	0.21%	0.31%

Net investment income	0.01%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$6,766	$11,838	$15,395	$17,315	$16,333	$30,649

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

50	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Financial Highlights (concluded)	BlackRock Pennsylvania Municipal Money Market Portfolio

	Investor A
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net realized gain	0.0000 [1]	0.0000 [1]	—	—	0.0000 [1]	—

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0000	0.0000
Distributions from:[2]
Net investment income	(0.0001)	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]	(0.0000)[3]
Net realized gain	(0.0000)[3]	(0.0000)[3]	—	—	(0.0000)[3]	—

Total distributions	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0000)	(0.0000)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.00%	0.00%	0.00%	0.00%	0.00%

Ratios to Average Net Assets
Total expenses	1.43%[6]	1.31%	1.53%	1.34%	0.85%	0.84%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.08%[6]	0.09%	0.13%	0.22%	0.27%	0.31%

Net investment income	0.01%[6]	0.00%	0.00%	0.00%	0.00%	0.00%

Supplemental Data
Net assets, end of period (000)	$53	$53	$63	$63	$69	$17,434

[1]	Amount is less than $0.00005 per share.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]	Amount is greater than $(0.00005) per share.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	51

Financial Highlights	BlackRock Virginia Municipal Money Market Portfolio

	Institutional
	Six Months Ended September 30, 2015	Year Ended March 31,
	(Unaudited)	2015	2014	2013	2012	2011
Per Share Operating Performance
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0001	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0002
Net realized gain (loss)	0.0000 [1]	(0.0000)[2]	—	—	—	0.0000 [1]

Net increase from investment operations	0.0001	0.0000	0.0000	0.0000	0.0000	0.0002
Distributions from:[3]
Net investment income	(0.0001)	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0000)[2]	(0.0002)
Net realized gain	(0.0000)[2]	(0.0001)	—	—	—	(0.0000)[2]

Total distributions	(0.0001)	(0.0001)	(0.0000)	(0.0000)	(0.0000)	(0.0002)

Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[4]
Based on net asset value	0.01%[5]	0.01%	0.00%	0.00%	0.00%	0.02%

Ratios to Average Net Assets
Total expenses	0.92%[6]	1.01%	1.08%	0.94%	0.85%	0.81%

Total expenses after fees waived and/or reimbursed and paid indirectly	0.09%[6]	0.10%	0.11%	0.20%	0.18%	0.29%

Net investment income	0.01%[6]	0.00%	0.00%	0.00%	0.00%	0.02%

Supplemental Data
Net assets, end of period (000)	$17,889	$17,301	$15,546	$14,706	$22,294	$28,370

[1]	Amount is less than $0.00005 per share.

[2]	Amount is greater than $(0.00005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

See Notes to Financial Statements.

52	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Notes to Financial Statements (Unaudited)

1. Organization:

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following are referred to herein collectively as the “Funds” or individually, a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification
BlackRock Money Market Portfolio	Money Market	Diversified
BlackRock U.S. Treasury Money Market Portfolio	U.S Treasury	Diversified
BlackRock Municipal Money Market Portfolio	Municipal	Diversified
BlackRock New Jersey Municipal Money Market Portfolio	New Jersey Municipal	Diversified[1]
BlackRock North Carolina Municipal Money Market Portfolio	North Carolina Municipal	Diversified[1]
BlackRock Ohio Municipal Money Market Portfolio	Ohio Municipal	Diversified[1]
BlackRock Pennsylvania Municipal Money Market Portfolio	Pennsylvania Municipal	Diversified[1]
Diversified[1]
BlackRock Virginia Municipal Money Market Portfolio	Virginia Municipal

[1]	Each Fund must satisfy the diversification requirements set forth in Rule 2a-7 under the 1940 ACT and will thereby be deemed to be diversified under the 1940 ACT.

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions. Certain classes bear expenses related to shareholder servicing and distribution, and may be subject to a contingent deferred sales charge (“CDSC”). Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor B shareholders may vote on material changes to the Investor A distribution and service plan).

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Service Shares	No	No	None
Investor A Shares	No	No1	None
Investor B Shares	No	No1	To Investor A Shares after approximately 7, 8 or 10 years
Investor C Shares	No	No1	None

[1]

Investor A, Investor B and Investor C Shares may be subject to a CDSC upon redemption of shares received in an exchange transaction for Investor A, Investor B, or Investor C shares, respectively, of a non-money market BlackRock Fund.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on its relative net assets or other appropriate methods.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	53

Notes to Financial Statements (continued)

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and, thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Fund’s assets and liabilities:

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Repurchase Agreements: The Funds may enter into repurchase agreements. In a repurchase agreement, the Funds purchase a security from a counterparty who agrees to repurchase the same security at a mutually agreed upon date and price. On a daily basis, the counterparty is required to maintain collateral subject to the agreement and in value no less than the agreed upon repurchase amount. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

In the event the counterparty defaults and the fair value of the collateral declines, the Funds could experience losses, delays and costs in liquidating the collateral.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (each, an “MRA”). The MRA permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables with collateral held by and/or posted to the counterparty. As a result, one single net payment is created. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Based on the terms of the MRA, the Funds receive securities as collateral with a market value in excess of the repurchase price at maturity. Upon a bankruptcy or insolvency of

54	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Notes to Financial Statements (continued)

the MRA counterparty, the Funds would recognize a liability with respect to such excess collateral. The liability reflects the Funds’ obligation under bankruptcy law to return the excess to the counterparty.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $1 Billion	0.450%
$1 Billion - $2 Billion	0.400%
$2 Billion - $3 Billion	0.375%
Greater than $3 Billion	0.350%

The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

	Service Fee	Distribution Fee
Service	0.25%	—
Investor A	0.25%	—
Investor B	0.25%	0.75%
Investor C	0.25%	0.75%

Pursuant to sub-agreements with BRIL, broker-dealers and BRIL provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to Service, Investor A, Investor B and Investor C shareholders.

For the six months ended September 30, 2015, the following table shows the class specific service and distribution fees borne directly by each class of each Fund:

	Service	Investor A	Investor B	Investor C	Total
Money Market	$487,740	$279,490	$3,758	$148,146	$919,134
U.S. Treasury	$125,691	$26,213	—	—	$151,904
Municipal	$61,771	$939	—	—	$62,710
New Jersey Municipal	$11,397	$348	—	—	$11,745
North Carolina Municipal	$216	$22	—	—	$238
Ohio Municipal	$8,052	$46	—	—	$8,098
Pennsylvania Municipal	$8,715	$66	—	—	$8,781

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended September 30, 2015, the Funds paid the following amounts to affiliates of BlackRock in return for these services, which are included in

BLACKROCK FUNDS	SEPTEMBER 30, 2015	55

Notes to Financial Statements (continued)

transfer agent — class specific in the Statements of Operations:

	Institutional	Service	Investor A	Total
Money Market	$89,027	$142,308	$9,125	$240,460
U.S. Treasury	$59,348	$34,261	$1,756	$95,365
Municipal	$20,616	$4,704	—	$25,320
New Jersey Municipal	$8,585	$1,808	—	$10,393
North Carolina Municipal	$1,289	$43	—	$1,332
Ohio Municipal	$48,349	$1,227	—	$49,576
Pennsylvania Municipal	$127,100	$2,439	—	$129,539
Virginia Municipal	$3,428	—	—	$3,428

The Manager maintains a call center, which is responsible for providing certain shareholder services to the Funds, such as responding to shareholder inquiries and processing transactions based upon instructions from shareholders with respect to the subscription and redemption of Fund shares. For the six months ended September 30, 2015, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$2,092	$1,324	$25,029	$257	$1,176	$29,878
U.S. Treasury	$296	$417	$377	—	—	$1,090
Municipal	$100	$—	$86	—	—	$186
New Jersey Municipal	$48	$83	$60	—	—	$191
North Carolina Municipal	$101	$3	$34	—	—	$138
Ohio Municipal	$78	$29	$11	—	—	$118
Pennsylvania Municipal	$378	$44	$21	—	—	$443
Virginia Municipal	$45	—	—	—	—	$45

For the six months ended September 30, 2015, the following table shows the class specific transfer agent fees borne directly by each class of each Fund:

	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$113,098	$159,498	$160,237	$1,499	$6,800	$441,132
U.S. Treasury	$60,526	$38,741	$4,524	—	—	$103,791
Municipal	$20,932	$4,704	$567	—	—	$26,203
New Jersey Municipal	$10,000	$2,633	$255	—	—	$12,888
North Carolina Municipal	$1,867	$95	$166	—	—	$2,128
Ohio Municipal	$55,142	$1,300	$86	—	—	$56,528
Pennsylvania Municipal	$127,478	$4,500	$165	—	—	$132,143
Virginia Municipal	$3,741	—	—	—	—	$3,741

The Trust, on behalf of the Funds, entered into an Administration Agreement with BlackRock Advisors, LLC the Manager, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Funds. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fee
First $500 Million	0.0425%
$500 Million - $1 Billion	0.0400%
$1 Billion - $2 Billion	0.0375%
$2 Billion - $4 Billion	0.0350%
$4 Billion - $13 Billion	0.0325%
Greater than $13 Billion	0.0300%

In addition, the manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

56	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Notes to Financial Statements (continued)

For the six months ended September 30, 2015, the following table shows the class specific administration fees borne directly by each class of each Fund:

	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$72,633	$39,019	$22,383	$75	$2,967	$137,077
U.S. Treasury	$20,854	$10,055	$2,097	—	—	$33,006
Municipal	$6,016	$4,942	$75	—	—	$11,033
New Jersey Municipal	$2,451	$911	$27	—	—	$3,389
North Carolina Municipal	$5,720	$17	$2	—	—	$5,739
Ohio Municipal	$14,039	$644	$4	—	—	$14,687
Pennsylvania Municipal	$39,680	$697	$6	—	—	$40,383
Virginia Municipal	$2,462	—	—	—	—	$2,462

BNYMIS and the Manager may have, at their discretion, voluntarily waived all or any portion of their administration fees for a Fund or a share class, which are included in administration fees waived and administration fees waived — class specific in the Statements of Operations.

The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Funds’ business. The expense limitations as a percentage of average daily net assets are as follows:

	Money Market	U.S. Treasury	Municipal	New Jersey Municipal
	Contractual[1]	Contractual[2]	Contractual[2]	Contractual[2]
Institutional	0.20%	0.41%	0.42%	0.39%
Service	0.50%	0.71%	0.72%	0.69%
Investor A	0.55%	0.88%	0.89%	0.96%
Investor B	1.30%	N/A	N/A	N/A
Investor C	1.30%	N/A	N/A	N/A

	North Carolina Municipal	Ohio Municipal	Pennsylvania Municipal	Virginia Municipal
	Contractual[2]	Contractual[2]	Contractual[2]	Contractual[2]
Institutional	0.30%	0.39%	0.42%	0.30%
Service	0.60%	0.69%	0.72%	0.60%[3]
Investor A	0.87%	0.96%	0.99%	0.87%[3]
Investor B	N/A	N/A	N/A	N/A
Investor C	N/A	N/A	N/A	N/A

[1]	Contractual expense caps effective September 1, 2015 through August 1, 2017.

[2]

The Manager has agreed not to reduce or discontinue this contractual waiver or reimbursement prior to August 1, 2016. This contractual agreement may be terminated upon 90 days’ notice by a majority of the non-interested Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the applicable Fund.

[3]	Fund currently active but no assets in share class.

Prior to September 1, 2015, the expense limitations as a percentage of average daily net assets for Money Market was as follows:

Money Market
Contractual
Institutional	0.42%
Service	0.72%
Investor A	0.89%
Investor B	1.49%
Investor C	1.49%

BLACKROCK FUNDS	SEPTEMBER 30, 2015	57

Notes to Financial Statements (continued)

The Manager and BRIL voluntarily agreed to waive a portion of management and service fees and/or reimburse operating expenses to enable the Funds to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by the Manager, expenses reimbursed by the Manager, administration fees waived, administration fees waived — class specific, service and distribution fees waived — class specific, transfer agent fees waived and transfer agent fees reimbursed — class specific. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

Administration Fees Waived
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$72,633	$36,887	$19,636	$75	$2,262	$131,493
U.S. Treasury	$20,854	$10,055	$2,097	—	—	$33,006
Municipal	$6,016	$4,942	$75	—	—	$11,033
New Jersey Municipal	$2,451	$911	$27	—	—	$3,389
North Carolina Municipal	$5,720	$17	$2	—	—	$5,739
Ohio Municipal	$14,039	$644	$4	—	—	$14,687
Pennsylvania Municipal	$39,680	$697	$6	—	—	$40,383
Virginia Municipal	$2,462	—	—	—	—	$2,462

Service and Distribution Fees Waived
		Service	Investor A	Investor B	Investor C	Total
Money Market		$487,740	$279,490	$3,758	$148,146	$919,134
U.S. Treasury		$125,691	$26,213	—	—	$151,904
Municipal		$61,771	$939	—	—	$62,710
New Jersey Municipal		$11,397	$348	—	—	$11,745
North Carolina Municipal		$216	$22	—	—	$238
Ohio Municipal		$8,052	$46	—	—	$8,098
Pennsylvania Municipal		$8,715	$66	—	—	$8,781

Transfer Agent Fees Waived
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$2,092	$1,158	$20,998	$257	$983	$25,488
U.S. Treasury	$296	$417	$377	—	—	$1,090
Municipal	$100	$—	$86	—	—	$186
New Jersey Municipal	$48	$83	$60	—	—	$191
North Carolina Municipal	$101	$4	$34	—	—	$139
Ohio Municipal	$78	$29	$11	—	—	$118
Pennsylvania Municipal	$378	$44	$21	—	—	$443
Virginia Municipal	$44	—	—	—	—	$44

Transfer Agent Fees Reimbursed
	Institutional	Service	Investor A	Investor B	Investor C	Total
Money Market	$111,006	$134,693	$120,763	$1,203	$5,000	$372,665
U.S. Treasury	$60,230	$38,324	$4,147	—	—	$102,701
Municipal	$20,833	$4,704	$480	—	—	$26,017
New Jersey Municipal	$9,952	$2,549	$196	—	—	$12,697
North Carolina Municipal	$1,766	$91	$132	—	—	$1,989
Ohio Municipal	$55,065	$1,271	$74	—	—	$56,410
Pennsylvania Municipal	$127,100	$4,457	$143	—	—	$131,700
Virginia Municipal	$3,697	—	—	—	—	$3,697

If during the Funds’ fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver or reimbursement from the Manager, are less than the expense limit for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of (a) the amount of fees waived or expenses reimbursed during those prior two fiscal years under the agreement and (b) the amount by which the expense limit for that share class exceeds the operating expenses of the share class for the current fiscal year, provided that: (1) the Funds, of which the share class is a part, has more than $50 million in assets for the fiscal year and (2) the Manager or an affiliate continues to serve as the Funds’ investment advisor or administrator. In the event the expense limit for a share class is changed subsequent to a fiscal year in which the Manager becomes entitled to reimbursement for fees waived or reimbursed, the amount available to reimburse the Manager shall be calculated by reference to the expense limit for that share class in effect at the time the Manager became entitled to receive such reimbursement, rather than the subsequently changed expense limit for that share class.

58	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Notes to Financial Statements (continued)

On September 30, 2015, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement are as follows:

	Expiring March 31,
	2016	2017	2018
Money Market
Fund Level	$1,592,907	$1,482,179	$617,199
Institutional	$1,455,926	$853,900	$185,731
U.S. Treasury
Fund Level	$697,279	$571,022	$239,333
Institutional	$292,916	$272,406	$81,380
Service	$19,553	—	—
Municipal
Fund Level	$274,627	$234,662	$114,937
Institutional	$118,687	$71,429	$26,948
Service	$1,086	$101	—
New Jersey Municipal
Fund Level	$156,098	$140,119	$64,509
Institutional	$48,445	$35,892	$12,451
North Carolina Municipal
Fund Level	$213,370	$191,763	$112,588
Institutional	$21,869	$16,884	$7,587
Service	$91	—	—
Investor A	$167	$281	$119
Ohio Municipal
Fund Level	$164,661	$212,769	$137,996
Institutional	$95,419	$93,313	$69,182
Service	$96	—	—
Investor A	$64	$29	—
Pennsylvania Municipal
Fund Level	$446,223	$464,999	$240,037
Institutional	$540,474	$393,625	$167,158
Service	$9,857	—	—
Investor A	$130	$59	$19
Virginia Municipal
Fund Level	$112,978	$113,230	$69,934
Institutional	$16,295	$14,008	$6,204

For the six months ended September 30, 2015, affiliates received CDSCs as follows:

	Investor A	Investor B	Investor C
Money Market	$2,175	$39	$4,153

Certain officers and/or trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common trustees. For the six months ended September 30, 2015, the purchase and sale transactions with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

	Purchases	Sales
Municipal	$36,545,627	$87,315,941
New Jersey Municipal	$1,000,069	—
North Carolina Municipal	$11,770,181	$16,695,835
Ohio Municipal	$35,800,205	$26,900,731
Pennsylvania Municipal	$45,280,563	$46,126,196
Virginia Municipal	$7,050,458	$4,400,026

6. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

The Funds files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for each of the four years ended March 31, 2015. The statutes of limitations on the Funds’ state and local tax returns may remain open for an additional year depending upon the jurisdiction.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	59

Notes to Financial Statements (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2015, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2015, the Funds had capital loss carryforwards available to offset future realized gains through the indicated expiration dates at follows:

Expires	Municipal	North Carolina Municipal	Virginia Municipal
2017	$4,110	$2,033	—
No expiration date[1]	3,161	—	$718

Total	$7,271	$2,033	$718

[1]	Must be utilized prior to losses subject to expiration.

7. Principal Risks:

New Jersey Municipal, North Carolina Municipal, Ohio Municipal, Pennsylvania Municipal and Virginia Municipal invest a substantial amount of their assets in issuers located in a single state or limited number of states. This may subject each Fund to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, the Funds’, respective, portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease the Fund’s ability to buy or sell bonds. As a result, the Funds may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If the Funds needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations, including to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor its exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

On July 23, 2014, the U.S. Securities and Exchange Commission adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. The compliance period for amendments range between July 2015 and October 2016. When implemented, the changes may affect the Funds’ investment strategies, fees and expenses, portfolio and share liquidity and return potential. The Funds continue to evaluate their strategy to implement the new regulations.

8. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of all distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

60	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Notes to Financial Statements (continued)

Transactions in capital shares for each class were as follows:

Money Market	Six Months Ended September 30, 2015	Year Ended March 31, 2015
Institutional
Shares sold	468,113,348	1,072,230,990
Shares issued in reinvestment of distributions	36,334	20,449
Shares redeemed	(644,658,376)	(1,142,697,617)

Net decrease	(176,508,694)	(70,446,178)

Service
Shares sold	780,809,982	1,736,947,665
Shares issued in reinvestment of distributions	—	142
Shares redeemed	(940,456,170)	(1,753,739,288)

Net decrease	(159,646,188)	(16,791,481)

Investor A
Shares sold and automatic conversion of shares	269,454,052	337,091,138
Shares issued in reinvestment of distributions	1,630	8,972
Shares redeemed	(103,959,969)	(479,946,596)

Net increase (decrease)	165,495,713	(142,846,486)

Investor B
Shares sold	261,856	398,849
Shares issued in reinvestment of distributions	—	49
Shares redeemed and automatic conversion of shares	(845,593)	(1,569,381)

Net decrease	(583,737)	(1,170,483)

Investor C
Shares sold	38,838,743	65,105,952
Shares issued in reinvestment of distributions	1,713	801
Shares redeemed	(20,501,175)	(64,326,478)

Net increase	18,339,281	780,275

Total Net Decrease	(152,903,625)	(230,474,353)

U.S. Treasury
Institutional
Shares sold	557,780,916	595,396,960
Shares issued in reinvestment of distributions	2	84
Shares redeemed	(444,445,079)	(603,159,373)

Net increase (decrease)	113,335,839	(7,762,329)

Service
Shares sold	110,784,835	365,620,406
Shares issued in reinvestment of distributions	—	3
Shares redeemed	(143,161,890)	(390,214,083)

Net decrease	(32,377,055)	(24,593,674)

BLACKROCK FUNDS	SEPTEMBER 30, 2015	61

Notes to Financial Statements (continued)

U.S. Treasury (concluded)	Six Months Ended September 30, 2015	Year Ended March 31, 2015
Investor A
Shares sold	8,265,917	25,916,602
Shares issued in reinvestment of distributions	1	857
Shares redeemed	(4,926,492)	(27,048,039)

Net increase (decrease)	3,339,426	(1,130,580)

Total Net Increase (Decrease)	84,298,210	(33,486,583)

Municipal
Institutional
Shares sold	36,405,679	81,559,017
Shares redeemed	(38,942,920)	(84,655,835)

Net decrease	(2,537,241)	(3,096,818)

Service
Shares sold	142,731,064	92,941,767
Shares redeemed	(126,772,230)	(161,890,553)

Net increase (decrease)	15,958,834	(68,948,786)

Investor A
Shares sold	25,013	143,617
Shares redeemed	(107,807)	(739,915)

Net decrease	(82,794)	(596,298)

Total Net Increase (Decrease)	13,338,799	(72,641,902)

New Jersey Municipal
Institutional
Shares sold	15,165,311	58,325,719
Shares redeemed	(20,729,119)	(61,831,292)

Net decrease	(5,563,808)	(3,505,573)

Service
Shares sold	3,548,731	11,361,170
Shares issued in reinvestment of distributions	167	57
Shares redeemed	(7,853,007)	(14,934,866)

Net decrease	(4,304,109)	(3,573,639)

Investor A
Shares sold	33,676	28,910
Shares issued in reinvestment of distributions	11	2
Shares redeemed	(37,840)	(8,393)

Net increase (decrease)	(4,153)	20,519

Total Net Decrease	(9,872,070)	(7,058,693)

62	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Notes to Financial Statements (continued)

North Carolina Municipal	Six Months Ended September 30, 2015	Year Ended March 31, 2015
Institutional
Shares sold	89,585,129	158,727,932
Shares redeemed	(133,023,059)	(144,820,934)

Net increase (decrease)	(43,437,930)	13,906,998

Service
Shares sold	585,756	802,229
Shares redeemed	(603,863)	(853,767)

Net decrease	(18,107)	(51,538)

Investor A
Shares sold	12,145	24,600
Shares redeemed	(13,445)	(20,020)

Net increase (decrease)	(1,300)	4,580

Total Net Increase (Decrease)	(43,457,337)	13,860,040

Ohio Municipal
Institutional
Shares sold	66,064,065	234,536,144
Shares redeemed	(76,354,628)	(114,841,765)

Net increase (decrease)	(10,290,563)	119,694,379

Service
Shares sold	4,617,905	5,702,972
Shares redeemed	(2,400,101)	(10,034,418)

Net increase (decrease)	2,217,804	(4,331,446)

Investor A
Shares sold	5,350	—
Shares issued in reinvestment of distributions	2	—
Shares redeemed	(350)	(42,618)

Net increase (decrease)	5,002	(42,618)

Total Net Increase (Decrease)	(8,067,757)	115,320,315

BLACKROCK FUNDS	SEPTEMBER 30, 2015	63

Notes to Financial Statements (concluded)

Pennsylvania Municipal	Six Months Ended September 30, 2015	Year Ended March 31, 2015
Institutional
Shares sold	308,194,476	572,292,279
Shares issued in reinvestment of distributions	31	8
Shares redeemed	(292,367,963)	(467,312,905)

Net increase	15,826,544	104,979,382

Service
Shares sold	16,191,772	21,201,668
Shares redeemed	(21,262,520)	(24,757,698)

Net decrease	(5,070,748)	(3,556,030)

Investor A
Shares sold	50	—
Shares issued in reinvestment of distributions	2	1
Shares redeemed	(355)	(9,864)

Net decrease	(303)	(9,863)

Total Net Increase	10,755,493	101,413,489

Virginia Municipal
Institutional
Shares sold	39,540,311	61,431,443
Shares redeemed	(38,957,411)	(59,673,381)

Net increase	582,900	1,758,062

9. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

On July 28, 2015, the Board of Trustees of the Trust approved a proposal to close BlackRock New Jersey Municipal Money Market Portfolio, BlackRock North Carolina Municipal Money Market Portfolio and BlackRock Virginia Municipal Money Market Portfolio to new investors and thereafter to liquidate the Funds. Effective August 28, 2015, BlackRock New Jersey Municipal Money Market Portfolio, BlackRock North Carolina Municipal Money Market Portfolio and BlackRock Virginia Municipal Money Market Portfolio no longer accepts purchase orders from new investors. On or about December 15, 2015 (the “Liquidation Date”), all of the assets of will be liquidated completely, shares on the Liquidation Date will be redeemed at the net asset value per share and the Funds will then be terminated in the Trust.

64	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Disclosure of Investment Advisory Agreement

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock FundsSM(the “Trust”) met in person on April 21, 2015 (the “April Meeting”) and May 18-20, 2015 (the “May Meeting”) to consider the approval of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of each of the Money Market Portfolios of the Trust (each, a “Fund” and together, the “Funds”), and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor..

Activities and Composition of the Board

On the date of the May Meeting, the Board consisted of fourteen individuals, thirteen of whom were not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Trust and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreement

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreement on an annual basis. The Board has four quarterly meetings per year, each extending over two days, a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreement, and additional in-person and telephonic meetings as needed. In connection with this year-long deliberative process, the Board assessed, among other things, the nature, extent and quality of the services provided to the Funds by BlackRock, BlackRock’s personnel and affiliates, including (as applicable) investment management services; administrative and shareholder services; the oversight of fund service providers; marketing services; risk oversight; compliance; and ability to meet applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreement, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, applicable benchmark, and performance metrics, as applicable, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Funds for services, such as marketing and distribution, call center and fund accounting; (c) the Funds’ operating expenses and how BlackRock allocates expenses to the Funds; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective(s), policies and restrictions, and meeting new regulatory requirements; (e) the Trust’s compliance with its compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Funds; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as: BlackRock’s profitability; investment performance; sub-advisory and advisory relationships with other clients (including mutual funds sponsored by third parties); the viability of specific funds; fund size and manager capacity; BlackRock’s research capabilities; portfolio managers’ investments in funds they manage; funds’ portfolio risk targets; and management fee levels and breakpoints. The Board further discussed with BlackRock: BlackRock’s management structure; portfolio turnover, execution quality and use of soft dollars; BlackRock’s portfolio manager compensation and performance accountability; marketing support for the funds; services provided to the funds by BlackRock affiliates; and BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreement

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreement. The Board is continuously engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on the fees and expenses of each Fund as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and

BLACKROCK FUNDS	SEPTEMBER 30, 2015	65

Disclosure of Investment Advisory Agreement (continued)

the investment performance of each Fund as compared with a peer group of funds as determined by Lipper1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreement and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, sub-advised mutual funds, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale; (f) a summary of aggregate amounts paid by each Fund to BlackRock; (g) sales and redemption data regarding each Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreement. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2016. In approving the continuation of the Agreement, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) the sharing of potential economies of scale; (f) fall-out benefits to BlackRock and its affiliates as a result of its relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, securities lending and cash management, services related to the valuation and pricing of the portfolio holdings of each Fund, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds, relevant benchmark, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective(s), strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; BlackRock’s research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

[1]	Funds are ranked by Lipper in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.

66	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Disclosure of Investment Advisory Agreement (continued)

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

In evaluating performance, the Board recognized that the performance data reflects a snapshot of a period or as of a particular date and that selecting a different performance period could produce significantly different results. Further, the Board recognized that it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect long-term performance disproportionately.

The Board reviewed each Fund’s performance within the context of the low yield environment that has existed over the past several years.

The Board noted that for the one-, three- and five-year periods reported, the Virginia Municipal Money Market Portfolio ranked in the first, third and second quartiles, respectively, against its Lipper Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the three-year period.

The Board noted that for the one-, three- and five-year periods reported, the U.S. Treasury Money Market Portfolio ranked in the second, first and third quartiles, respectively, against its Lipper Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the five-year period.

The Board noted that for the one-, three- and five-year periods reported, the New Jersey Municipal Money Market Portfolio, the North Carolina Municipal Money Market Portfolio, the Ohio Municipal Money Market Portfolio and the Pennsylvania Municipal Money Market Portfolio each ranked in the third, fourth and fourth quartiles, respectively, against its Lipper Performance Universe. However, the Board noted that each Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one-, three-, and five-year periods.

The Board noted that for the one-, three- and five-year periods reported, the Money Market Portfolio ranked in the fourth, third and fourth quartiles, respectively, against its Lipper Performance Universe. However, the Board noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one-, three-, and five-year periods.

The Board noted that for each of the one-, three- and five-year periods reported, the Municipal Money Market Portfolio ranked in the fourth quartile against its Lipper Performance Universe.

The quartile standing of each Fund in its Lipper peer group takes into account the Fund’s current yield only. The Board believes that the performance of a money market fund can only be understood holistically, accounting for current yield and risk. While the Board reviews each Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of each Fund’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one-, three- and five-year periods given BlackRock’s emphasis on preserving capital and seeking as high a level of current income as is consistent with liquidity while simultaneously managing risk.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of other funds in its Lipper category. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non 12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers that benefit a fund, and the actual management fee rate gives effect to any management fee reimbursements or waivers that benefit a fund. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s profitability methodology and was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2014 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and

BLACKROCK FUNDS	SEPTEMBER 30, 2015	67

Disclosure of Investment Advisory Agreement (continued)

methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, calculating and comparing profitability at individual fund levels is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management, and the relative product mix.

In addition, the Board considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Funds. The Board may periodically receive and review information from independent third parties as part of its annual evaluation. BlackRock retained an independent third party to evaluate its cost allocation methodologies in the context of BlackRock’s 1940 Act fund business. The Board considered the results of that evaluation in connection with BlackRock’s profitability reporting. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreement and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time, assumption of risk and liability profile in servicing the Funds in contrast to what is required of BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund and institutional account product channels, as applicable.

The Board noted that the Virginia Municipal Money Market Portfolio’s contractual management fee rate ranked in the third quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile, relative to the Fund’s Expense Peers.

The Board noted that the contractual management fee rate of each of the North Carolina Municipal Money Market Portfolio and the Ohio Municipal Money Market Portfolio ranked in the fourth quartile, and that the actual management fee rate and total expense ratio of each of these Funds ranked in the first and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that the New Jersey Municipal Money Market Portfolio’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio ranked in the first and fourth quartile, respectively, relative to the Fund’s Expense Peers.

The Board noted that the contractual management fee rate of each of the Pennsylvania Municipal Money Market Portfolio and the U.S. Treasury Money Market Portfolio ranked in the fourth quartile, and that the actual management fee rate and total expense ratio of each of these Funds ranked in the third and second quartiles, respectively, relative to the Fund’s Expense Peers.

The Board noted that the Municipal Money Market Portfolio’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile, relative to the Fund’s Expense Peers. The Board determined that the Fund’s total expense ratio was appropriate in light of the median total expense ratio paid by its Expense Peers.

The Board noted that the Money Market Portfolio’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the fourth quartile, relative to the Fund’s Expense Peers.

The Board reviewed each Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board further noted that BlackRock has contractually agreed to a cap on each Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis. The Board additionally noted that, to enable each Fund to maintain minimum levels of daily net investment income, BlackRock and the Funds’ distributor have voluntarily agreed to waive a portion of each Fund’s fees and/or reimburse each Fund’s operating expenses as necessary. The waivers and/or reimbursements may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Funds. In their consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

68	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Disclosure of Investment Advisory Agreement (concluded)

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreement, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, approved the continuation of the Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2016. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreement were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreement, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Funds reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	69

Officers and Trustees

Rodney D. Johnson, Chair of the Board and Trustee

David O. Beim, Trustee

Collette Chilton, Trustee

Frank J. Fabozzi, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Cynthia A. Montgomery, Trustee

Barbara G. Novick, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Mark Stalnecker, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, Trustee, President and Chief Executive Officer

Richard Hoerner, CFA, Vice President

Jennifer McGovern, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective September 25, 2015, John Perlowski was appointed to serve as a Trustee of the Trust.

Effective May 18, 2015, lan MacKinnon resigned as a Trustee of the Trust.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Address of the Trust 100 Bellevue Parkway Wilmington, DE 19809

Custodian The Bank of New York Mellon New York, NY 10286	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

70	BLACKROCK FUNDS	SEPTEMBER 30, 2015

Additional Information

General Information

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge, (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BLACKROCK FUNDS	SEPTEMBER 30, 2015	71

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

72	BLACKROCK FUNDS	SEPTEMBER 30, 2015

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Performance data quoted represents past performance and does not guarantee future results. Total return information assumes reinvestment of all distributions. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 441-7762. Each Fund’s current 7-day yield more closely reflects the current earnings of a Fund than the total returns quoted. Statements and other information herein are as dated and are subject to change.

MM-9/15-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 2, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 2, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: December 2, 2015

3